UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06373

Sit Mutual Funds, Inc.

(Exact name of Registrant as specified in charter)

3300 IDS Center

80 South Eighth Street

Minneapolis, MN 55402

(Address of principal executive offices)

Paul E. Rasmussen, VP

Sit Mutual Funds

3300 IDS Center

80 South Eighth Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code:

(612) 332-3223

Date of fiscal year end: June 30, 2025

Date of reporting period: June 30, 2025

Item 1: Reports to Stockholders.

SIBAX

Sit Balanced Fund

Annual Shareholder Report

June 30, 2025

Fund Overview

This annual shareholder report contains important information about Sit Balanced Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit Balanced Fund	$84	0.80%

How did the Fund perform in the past 12 months and what affected its performance?

For the 12-month period ended June 30, 2025, the Sit Balanced Fund returned +10.58%. The S&P 500® Index's return was +15.16%, and the Bloomberg Aggregate Bond Index's return was +6.08%. The fixed income portion of the fund matched the benchmarks +6.1% return for the period, driven by an income return of +5.1%. Closed-end bond funds were the best performing bond sector, returning +8.2%. Taxable municipal and mortgage holdings underperformed due to spread widening and an under-allocation to duration, respectively. The government bond sector was the worst performing sector, as tight credit spreads overall drove a decision to over-allocate duration within the government sector, and longer duration securities underperformed dramatically as the yield curve steepened. The equity portion of the Fund modestly underperformed the S&P 500® Index due mainly to stock selection in technology services.

How did the Fund perform over the last 10 years?

Total Return Based on $10,000 Investment

Sit Balanced Fund
Bloomberg U.S. Aggregate Bond Index
S&P 500® Index
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
35,937
24,539
11,904
6/15
6/16
6/17
6/18
6/19
6/20
6/21
6/22
6/23
6/24
6/25

	Sit Balanced Fund	Bloomberg U.S. Aggregate Bond Index	S&P 500® Index
6/15	$10,000	$10,000	$10,000
6/16	10,147	10,600	10,399
6/17	11,422	10,567	12,260
6/18	12,546	10,525	14,023
6/19	13,547	11,353	15,483
6/20	15,161	12,345	16,646
6/21	19,176	12,304	23,436
6/22	16,324	11,038	20,948
6/23	18,369	10,934	25,053
6/24	22,192	11,222	31,205
6/25	24,539	11,904	35,937

The line graph above shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal years (or since inception if shorter). The graph above and table below are total returns, which assume the reinvestment of dividends and capital gains, if any. Neither the Fund’s returns nor the index returns reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s past performance is not a good predictor of the Fund’s future performance. Updated performance information is available at www.sitfunds.com/documents.

Fund Statistics (as of 06/30/25)

Total Net Assets	$68,590,006
# of Portfolio Holdings	199
Portfolio Turnover Rate	35.11%
Investment Advisory Fees Paid	$530,954

Average Annual Total Returns (as of 06/30/25)

	1 Year	5 Years	10 Years
Sit Balanced Fund	10.58%	10.11%	9.39%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%
S&P 500® Index	15.16%	16.64%	13.65%

What did the Fund invest in?

The Fund invested in a diversified portfolio of stocks and bonds to achieve long-term capital growth. The tables below reflect the investment makeup of the Fund as of June 30, 2025. Portfolio holdings are subject to change.

Top 10 Equity (% of Net Assets)

NVIDIA Corp.	7.6%
Microsoft Corp.	5.4
Broadcom, Inc.	4.6
Alphabet, Inc.	4.2
Apple, Inc.	4.0
Amazon.com, Inc.	3.1
Meta Platforms, Inc.	2.2
Goldman Sachs Group, Inc.	1.7
Salesforce, Inc.	1.5
Visa, Inc.	1.4

Equity Sector (% of Net Assets)

Electronic Technology	18.7%
Technology Services	17.3
Retail Trade	5.9
Producer Manufacturing	4.9
Finance	4.3
Health Technology	3.8
Consumer Services	2.0
Health Services	1.3
Process Industries	1.3
Others	4.0
Total	63.5%

Portfolio Composition of Bonds (% of Net Assets)

Mortgage Pass-Through Securities	9.4%
Collateralized Mortgage Obligations	7.6
Taxable Municipal Securities	5.6
U.S. Treasury / Federal Agency Securities	4.0
Corporate Bonds	3.7
Others	3.7
Total	34.0%

Asset Weighting (% of Net Assets)

Equities	63.5%
Bonds	34.0
Cash and other net assets	2.5
Total	100.0%

Material Fund Changes

There were no material changes to the Fund during the 12-month period ended June 30, 2025.

Additional Information

Additional Information is available on the Fund’s website at www.sitfunds.com/documents, including its prospectus, financial information, holdings, and proxy voting information.

Householding

The SEC permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. The Sit Funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct the Sit Funds, or your financial intermediary, otherwise. If you would prefer that your Sit Fund documents not be householded, please contact the Sit Funds at 1-800-332-5580, or contact your financial intermediary. Your instructions that householding not apply to delivery Fund documents will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

SIBAX

Sit Balanced Fund

Annual Shareholder Report

June 30, 2025

Class I - SDVGX

Sit Dividend Growth Fund

Annual Shareholder Report

June 30, 2025

Fund Overview

This annual shareholder report contains important information about Sit Dividend Growth Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit Dividend Growth Fund - Class I	$75	0.70%

How did the Fund perform in the past 12 months and what affected its performance?

For the 12-month period ended June 30, 2025, the Sit Dividend Growth Fund - Class I returned +13.00%, underperforming the S&P 500® Index's return of +15.16%. Positive stock selection, particularly within the electronic technology and health services sectors, contributed favorably to the Fund's returns. Even so, the Fund’s performance lagged during the period, primarily due to underweight positions in the technology services sector’s best-performing stocks, such as Palantir (+438%) and Meta Platforms (+47%) relative to the S&P 500® Index, and an overweight position in the underperforming transportation sector.

How did the Fund perform over the last 10 years?

Total Return Based on $10,000 Investment

Sit Dividend Growth Fund - Class I
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
35,937
29,831
6/15
6/16
6/17
6/18
6/19
6/20
6/21
6/22
6/23
6/24
6/25

	Sit Dividend Growth Fund - Class I	S&P 500® Index
6/15	$10,000	$10,000
6/16	10,394	10,399
6/17	11,996	12,260
6/18	13,239	14,023
6/19	14,348	15,483
6/20	15,131	16,646
6/21	20,901	23,436
6/22	19,381	20,948
6/23	22,240	25,053
6/24	26,400	31,205
6/25	29,831	35,937

The line graph above shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal years (or since inception if shorter). The graph above and table below are total returns, which assume the reinvestment of dividends and capital gains, if any. Neither the Fund’s returns nor the index returns reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s past performance is not a good predictor of the Fund’s future performance. Updated performance information is available at www.sitfunds.com/documents.

Average Annual Total Returns (as of 06/30/25)

	1 Year	5 Years	10 Years
Sit Dividend Growth Fund - Class I	13.00%	14.54%	11.55%
S&P 500® Index	15.16%	16.64%	13.65%

Fund Statistics (as of 06/30/25)

Total Net Assets	$246,598,973
# of Portfolio Holdings	80
Portfolio Turnover Rate	48.72%
Investment Advisory Fees Paid	$1,677,397
Weighted average market cap	$818.8 Billion
Weighted average market cap	$818.8 Billion

What did the Fund invest in?

The Fund primarily invested in dividend-paying common stocks, targeting growth-oriented companies with potential for increasing dividend payments. The tables reflect the investment makeup of the Fund as of June 30, 2025. Portfolio holdings are subject to change.

Top 10 Equity (% of Net Assets)

Microsoft Corp.	6.8%
Apple, Inc.	4.5
Broadcom, Inc.	4.1
NVIDIA Corp.	3.5
Exxon Mobil Corp.	2.4
Amazon.com, Inc.	1.8
Williams Cos., Inc.	1.8
JPMorgan Chase & Co.	1.8
Procter & Gamble Co.	1.7
Meta Platforms, Inc.	1.7

Sector Allocation (% of Net Assets)

Electronic Technology	17.5%
Finance	16.1
Technology Services	15.6
Health Technology	10.4
Producer Manufacturing	8.5
Utilities	5.4
Retail Trade	5.2
Health Services	3.7
Consumer Non-Durables	3.2
Others	13.1
Cash and other net assets	1.3
Total	100.0%

Material Fund Changes

There were no material changes to the Fund during the 12-month period ended June 30, 2025.

Additional Information

Additional Information is available on the Fund’s website at www.sitfunds.com/documents, including its prospectus, financial information, holdings, and proxy voting information.

Householding

The SEC permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. The Sit Funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct the Sit Funds, or your financial intermediary, otherwise. If you would prefer that your Sit Fund documents not be householded, please contact the Sit Funds at 1-800-332-5580, or contact your financial intermediary. Your instructions that householding not apply to delivery Fund documents will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

Class I - SDVGX

Sit Dividend Growth Fund

Annual Shareholder Report

June 30, 2025

Class S - SDVSX

Sit Dividend Growth Fund

Annual Shareholder Report

June 30, 2025

Fund Overview

This annual shareholder report contains important information about Sit Dividend Growth Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit Dividend Growth Fund - Class S	$101	0.95%

How did the Fund perform in the past 12 months and what affected its performance?

For the 12-month period ended June 30, 2025, the Sit Dividend Growth Fund - Class S returned +12.67%, underperforming the S&P 500® Index's return of +15.16%. Positive stock selection, particularly within the electronic technology and health services sectors, contributed favorably to the Fund's returns. Even so, the Fund’s performance lagged during the period, primarily due to underweight positions in the technology services sector’s best-performing stocks, such as Palantir (+438%) and Meta Platforms (+47%) relative to the S&P 500® Index, and an overweight position in the underperforming transportation sector.

How did the Fund perform over the last 10 years?

Total Return Based on $10,000 Investment

Sit Dividend Growth Fund - Class S
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
35,937
29,091
6/15
6/16
6/17
6/18
6/19
6/20
6/21
6/22
6/23
6/24
6/25

	Sit Dividend Growth Fund - Class S	S&P 500® Index
6/15	$10,000	$10,000
6/16	10,368	10,399
6/17	11,935	12,260
6/18	13,135	14,023
6/19	14,201	15,483
6/20	14,939	16,646
6/21	20,596	23,436
6/22	19,050	20,948
6/23	21,807	25,053
6/24	25,819	31,205
6/25	29,091	35,937

The line graph above shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal years (or since inception if shorter). The graph above and table below are total returns, which assume the reinvestment of dividends and capital gains, if any. Neither the Fund’s returns nor the index returns reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s past performance is not a good predictor of the Fund’s future performance. Updated performance information is available at www.sitfunds.com/documents.

Average Annual Total Returns (as of 06/30/25)

	1 Year	5 Years	10 Years
Sit Dividend Growth Fund - Class S	12.67%	14.26%	11.27%
S&P 500® Index	15.16%	16.64%	13.65%

Fund Statistics (as of 06/30/25)

Total Net Assets	$246,598,973
# of Portfolio Holdings	80
Portfolio Turnover Rate	48.72%
Investment Advisory Fees Paid	$1,677,397
Weighted average market cap	$818.8 Billion
Weighted average market cap	$818.8 Billion

What did the Fund invest in?

The Fund primarily invested in dividend-paying common stocks, targeting growth-oriented companies with potential for increasing dividend payments. The tables reflect the investment makeup of the Fund as of June 30, 2025. Portfolio holdings are subject to change.

Top 10 Equity (% of Net Assets)

Microsoft Corp.	6.8%
Apple, Inc.	4.5
Broadcom, Inc.	4.1
NVIDIA Corp.	3.5
Exxon Mobil Corp.	2.4
Amazon.com, Inc.	1.8
Williams Cos., Inc.	1.8
JPMorgan Chase & Co.	1.8
Procter & Gamble Co.	1.7
Meta Platforms, Inc.	1.7

Sector Allocation (% of Net Assets)

Electronic Technology	17.5%
Finance	16.1
Technology Services	15.6
Health Technology	10.4
Producer Manufacturing	8.5
Utilities	5.4
Retail Trade	5.2
Health Services	3.7
Consumer Non-Durables	3.2
Others	13.1
Cash and other net assets	1.3
Total	100.0%

Material Fund Changes

There were no material changes to the Fund during the 12-month period ended June 30, 2025.

Additional Information

Additional Information is available on the Fund’s website at www.sitfunds.com/documents, including its prospectus, financial information, holdings, and proxy voting information.

Householding

The SEC permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. The Sit Funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct the Sit Funds, or your financial intermediary, otherwise. If you would prefer that your Sit Fund documents not be householded, please contact the Sit Funds at 1-800-332-5580, or contact your financial intermediary. Your instructions that householding not apply to delivery Fund documents will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

Class S - SDVSX

Sit Dividend Growth Fund

Annual Shareholder Report

June 30, 2025

Class I - GDGIX

Sit Global Dividend Growth Fund

Annual Shareholder Report

June 30, 2025

Fund Overview

This annual shareholder report contains important information about Sit Global Dividend Growth Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit Global Dividend Growth Fund - Class I	$107	1.00%

How did the Fund perform in the past 12 months and what affected its performance?

For the 12-month period ended June 30, 2025, the Sit Global Dividend Growth Fund - Class I returned +13.60%, underperforming the MSCI World Index's return of +16.26%. During the period, both sector allocation and the currency effect contributed to fund outperformance while stock selection detracted from results. The fund benefited from an overweight position in the semiconductors and semiconductor equipment industry. Here, the holding in Broadcom, Inc. (+73%) significantly outperformed the MSCI World Index. The fund also benefited from an overweight position in the producer manufacturing sector. Holdings such as Singapore Technologies Engineering (+95%) and BAE Systems plc (+58%) outperformed both the sector and the MSCI World Index. The largest detractors to returns during the period were stock selection within the software and services industry with no exposure to Meta Platforms Inc Class A (+47%) and Palantir Technologies Inc. Class A (438%).

How did the Fund perform over the last 10 years?

Total Return Based on $10,000 Investment

Sit Global Dividend Growth Fund - Class I
MSCI World Index
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
27,533
25,466
6/15
6/16
6/17
6/18
6/19
6/20
6/21
6/22
6/23
6/24
6/25

	Sit Global Dividend Growth Fund - Class I	MSCI World Index
6/15	$10,000	$10,000
6/16	9,833	9,722
6/17	11,007	11,491
6/18	11,719	12,765
6/19	12,795	13,573
6/20	13,425	13,959
6/21	18,071	19,409
6/22	16,027	16,626
6/23	18,664	19,704
6/24	22,417	23,683
6/25	25,466	27,533

The line graph above shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal years (or since inception if shorter). The graph above and table below are total returns, which assume the reinvestment of dividends and capital gains, if any. Neither the Fund’s returns nor the index returns reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s past performance is not a good predictor of the Fund’s future performance. Updated performance information is available at www.sitfunds.com/documents.

Fund Statistics (as of 06/30/25)

Total Net Assets	$58,557,298
# of Portfolio Holdings	58
Portfolio Turnover Rate	3.52%
Investment Advisory Fees Paid	$537,476
Weighted average market cap	$936.2 Billion
Weighted average market cap	$936.2 Billion

Average Annual Total Returns (as of 06/30/25)

	1 Year	5 Years	10 Years
Sit Global Dividend Growth Fund - Class I	13.60%	13.66%	9.80%
MSCI World Index	16.26%	14.55%	10.66%

What did the Fund invest in?

The Fund primarily invested in dividend-paying common stocks issued by U.S. and foreign companies, with at least 30% allocated to international firms. The tables below reflect the investment makeup of the Fund as of June 30, 2025. Portfolio holdings are subject to change.

Sector Allocation (% of Net Assets)

Electronic Technology	20.8%
Finance	16.9
Technology Services	15.8
Producer Manufacturing	10.9
Health Technology	6.1
Consumer Services	4.5
Consumer Non-Durables	4.2
Industrial Services	3.2
Others	13.0
Cash and other net assets	4.6
Total	100.0%

Top 10 Equity (% of Net Assets)

Microsoft Corp.	8.9%
Broadcom, Inc.	8.4
Apple, Inc.	6.4
JPMorgan Chase & Co.	3.6
NVIDIA Corp.	3.1
Alphabet, Inc.	2.6
Applied Materials, Inc.	2.5
Shell, PLC, ADR	2.4
Arthur J Gallagher & Co.	2.0
Iberdrola SA	1.9

Country Allocation (% of Net Assets)

United States	60.4%
United Kingdom	10.8
Germany	5.8
Switzerland	4.7
Ireland	4.4
Australia	2.2
Spain	1.9
Singapore	1.6
Belgium	1.5
Japan	1.1
Others	1.0
Cash and other net assets	4.6
Total	100.0%

Material Fund Changes

There were no material changes to the Fund during the 12-month period ended June 30, 2025.

Additional Information

Additional Information is available on the Fund’s website at www.sitfunds.com/documents, including its prospectus, financial information, holdings, and proxy voting information.

Householding

The SEC permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. The Sit Funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct the Sit Funds, or your financial intermediary, otherwise. If you would prefer that your Sit Fund documents not be householded, please contact the Sit Funds at 1-800-332-5580, or contact your financial intermediary. Your instructions that householding not apply to delivery Fund documents will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

Class I - GDGIX

Sit Global Dividend Growth Fund

Annual Shareholder Report

June 30, 2025

Class S - GDGSX

Sit Global Dividend Growth Fund

Annual Shareholder Report

June 30, 2025

Fund Overview

This annual shareholder report contains important information about Sit Global Dividend Growth Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit Global Dividend Growth Fund - Class S	$134	1.25%

How did the Fund perform in the past 12 months and what affected its performance?

For the 12-month period ended June 30, 2025, the Sit Global Dividend Growth Fund - Class S returned +13.30%, underperforming the MSCI World Index's return of +16.26%. During the period, both sector allocation and the currency effect contributed to fund outperformance while stock selection detracted from results. The fund benefited from an overweight position in the semiconductors and semiconductor equipment industry. Here, the holding in Broadcom, Inc. (+73%) significantly outperformed the MSCI World Index. The fund also benefited from an overweight position in the producer manufacturing sector. Holdings such as Singapore Technologies Engineering (+95%) and BAE Systems plc (+58%) outperformed both the sector and the MSCI World Index. The largest detractors to returns during the period were stock selection within the software and services industry with no exposure to Meta Platforms Inc Class A (+47%) and Palantir Technologies Inc. Class A (438%).

How did the Fund perform over the last 10 years?

Total Return Based on $10,000 Investment

Sit Global Dividend Growth Fund - Class S
MSCI World Index
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
27,533
24,826
6/15
6/16
6/17
6/18
6/19
6/20
6/21
6/22
6/23
6/24
6/25

	Sit Global Dividend Growth Fund - Class S	MSCI World Index
6/15	$10,000	$10,000
6/16	9,811	9,722
6/17	10,956	11,491
6/18	11,628	12,765
6/19	12,672	13,573
6/20	13,256	13,959
6/21	17,805	19,409
6/22	15,744	16,626
6/23	18,283	19,704
6/24	21,912	23,683
6/25	24,826	27,533

The line graph above shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal years (or since inception if shorter). The graph above and table below are total returns, which assume the reinvestment of dividends and capital gains, if any. Neither the Fund’s returns nor the index returns reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s past performance is not a good predictor of the Fund’s future performance. Updated performance information is available at www.sitfunds.com/documents.

Fund Statistics (as of 06/30/25)

Total Net Assets	$58,557,298
# of Portfolio Holdings	58
Portfolio Turnover Rate	3.52%
Investment Advisory Fees Paid	$537,476
Weighted average market cap	$936.2 Billion
Weighted average market cap	$936.2 Billion

Average Annual Total Returns (as of 06/30/25)

	1 Year	5 Years	10 Years
Sit Global Dividend Growth Fund - Class S	13.30%	13.37%	9.52%
MSCI World Index	16.26%	14.55%	10.66%

What did the Fund invest in?

The Fund primarily invested in dividend-paying common stocks issued by U.S. and foreign companies, with at least 30% allocated to international firms. The tables below reflect the investment makeup of the Fund as of June 30, 2025. Portfolio holdings are subject to change.

Sector Allocation (% of Net Assets)

Electronic Technology	20.8%
Finance	16.9
Technology Services	15.8
Producer Manufacturing	10.9
Health Technology	6.1
Consumer Services	4.5
Consumer Non-Durables	4.2
Industrial Services	3.2
Others	13.0
Cash and other net assets	4.6
Total	100.0%

Top 10 Equity (% of Net Assets)

Microsoft Corp.	8.9%
Broadcom, Inc.	8.4
Apple, Inc.	6.4
JPMorgan Chase & Co.	3.6
NVIDIA Corp.	3.1
Alphabet, Inc.	2.6
Applied Materials, Inc.	2.5
Shell, PLC, ADR	2.4
Arthur J Gallagher & Co.	2.0
Iberdrola SA	1.9

Country Allocation (% of Net Assets)

United States	60.4%
United Kingdom	10.8
Germany	5.8
Switzerland	4.7
Ireland	4.4
Australia	2.2
Spain	1.9
Singapore	1.6
Belgium	1.5
Japan	1.1
Others	1.0
Cash and other net assets	4.6
Total	100.0%

Material Fund Changes

There were no material changes to the Fund during the 12-month period ended June 30, 2025.

Additional Information

Additional Information is available on the Fund’s website at www.sitfunds.com/documents, including its prospectus, financial information, holdings, and proxy voting information.

Householding

The SEC permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. The Sit Funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct the Sit Funds, or your financial intermediary, otherwise. If you would prefer that your Sit Fund documents not be householded, please contact the Sit Funds at 1-800-332-5580, or contact your financial intermediary. Your instructions that householding not apply to delivery Fund documents will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

Class S - GDGSX

Sit Global Dividend Growth Fund

Annual Shareholder Report

June 30, 2025

Class I - IESGX

Sit ESG Growth Fund

Annual Shareholder Report

June 30, 2025

Fund Overview

This annual shareholder report contains important information about Sit ESG Growth Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit ESG Growth Fund - Class I	$108	1.00%

How did the Fund perform in the past 12 months and what affected its performance?

For the 12-month period ended June 30, 2025, the Sit ESG Growth Fund - Class I returned +15.68%, underperforming the MSCI World Index's return of +16.26%. During the period, the currency effect contributed to fund outperformance while the combination of stock selection and sector allocation detracted from results. The fund benefited from an overweight position in the semiconductors and semiconductor equipment industry. Holdings in Broadcom, Inc. (+73%) and NVIDIA Corporation (+28%) significantly outperformed the MSCI World Index. The fund also benefited from an overweight position in the producer manufacturing sector. Holdings such as Singapore Technologies Engineering (+95%) and BAE Systems plc (+58%) outperformed both the sector and the MSCI World Index. The largest detractor to returns during the period was stock selection within the software and services industry with Adobe Inc. (-30%) and no exposure to Meta Platforms Inc Class A (+47%).

How did the Fund perform over the last 10 years?

Total Return Based on $10,000 Investment

Sit ESG Growth Fund - Class I
MSCI World Index
$30,000
$25,000
$20,000
$15,000
$10,000
28,320
27,095
6/16
6/17
6/18
6/19
6/20
6/21
6/22
6/23
6/24
6/25

	Sit ESG Growth Fund - Class I	MSCI World Index
6/16	$10,000	$10,000
6/17	11,313	11,820
6/18	12,509	13,130
6/19	13,548	13,961
6/20	14,425	14,358
6/21	19,036	19,964
6/22	15,806	17,102
6/23	19,215	20,267
6/24	23,424	24,360
6/25	27,095	28,320

The line graph above shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal years (or since inception if shorter). The graph above and table below are total returns, which assume the reinvestment of dividends and capital gains, if any. Neither the Fund’s returns nor the index returns reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s past performance is not a good predictor of the Fund’s future performance. Updated performance information is available at www.sitfunds.com/documents.

Fund Statistics (as of 06/30/25)

Total Net Assets	$13,040,977
# of Portfolio Holdings	60
Portfolio Turnover Rate	3.88%
Investment Advisory Fees Paid	$118,125
Weighted average market cap	$1,146.4 Billion
Weighted average market cap	$1,146.4 Billion

Average Annual Total Returns (as of 06/30/25)

	1 Year	5 Years	Since Inception 6/30/2016
Sit ESG Growth Fund - Class I	15.68%	13.44%	11.70%
MSCI World Index	16.26%	14.55%	12.25%

What did the Fund invest in?

The Fund primarily invested in U.S. and foreign companies demonstrating robust environmental, social, and corporate governance (ESG) practices. The tables below reflect the investment makeup of the Fund as of June 30, 2025. Portfolio holdings are subject to change.

Sector Allocation (% of Net Assets)

Electronic Technology	22.4%
Technology Services	17.2
Finance	11.1
Producer Manufacturing	10.3
Health Technology	7.7
Consumer Services	6.4
Consumer Non-Durables	4.4
Retail Trade	3.4
Others	11.4
Cash and other net assets	5.7
Total	100.0%

Top 10 Equity (% of Net Assets)

NVIDIA Corp.	11.2%
Microsoft Corp.	7.6
Apple, Inc.	5.7
Broadcom, Inc.	4.1
Alphabet, Inc.	3.4
Goldman Sachs Group, Inc.	3.3
Trane Technologies, PLC	2.9
Iberdrola SA, ADR	2.4
JPMorgan Chase & Co.	2.4
Allianz SE, ADR	2.2

Country Allocation (% of Net Assets)

United States	55.8%
United Kingdom	11.0
Germany	6.3
Ireland	6.0
Japan	5.4
Switzerland	3.0
Spain	2.4
Singapore	1.8
France	1.7
Belgium	0.5
Others	0.4
Cash and other net assets	5.7
Total	100.0%

Material Fund Changes

There were no material changes to the Fund during the 12-month period ended June 30, 2025.

Additional Information

Additional Information is available on the Fund’s website at www.sitfunds.com/documents, including its prospectus, financial information, holdings, and proxy voting information.

Householding

The SEC permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. The Sit Funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct the Sit Funds, or your financial intermediary, otherwise. If you would prefer that your Sit Fund documents not be householded, please contact the Sit Funds at 1-800-332-5580, or contact your financial intermediary. Your instructions that householding not apply to delivery Fund documents will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

Class I - IESGX

Sit ESG Growth Fund

Annual Shareholder Report

June 30, 2025

Class S - SESGX

Sit ESG Growth Fund

Annual Shareholder Report

June 30, 2025

Fund Overview

This annual shareholder report contains important information about Sit ESG Growth Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit ESG Growth Fund - Class S	$135	1.25%

How did the Fund perform in the past 12 months and what affected its performance?

For the 12-month period ended June 30, 2025, the Sit ESG Growth Fund - Class S returned +15.43%, underperforming the MSCI World Index's return of +16.26%. During the period, the currency effect contributed to fund outperformance while the combination of stock selection and sector allocation detracted from results. The fund benefited from an overweight position in the semiconductors and semiconductor equipment industry. Holdings in Broadcom, Inc. (+73%) and NVIDIA Corporation (+28%) significantly outperformed the MSCI World Index. The fund also benefited from an overweight position in the producer manufacturing sector. Holdings such as Singapore Technologies Engineering (+95%) and BAE Systems plc (+58%) outperformed both the sector and the MSCI World Index. The largest detractor to returns during the period was stock selection within the software and services industry with Adobe Inc. (-30%) and no exposure to Meta Platforms Inc Class A (+47%).

How did the Fund perform over the last 10 years?

Total Return Based on $10,000 Investment

Sit ESG Growth Fund - Class S
MSCI World Index
$30,000
$25,000
$20,000
$15,000
$10,000
28,320
26,482
6/16
6/17
6/18
6/19
6/20
6/21
6/22
6/23
6/24
6/25

	Sit ESG Growth Fund - Class S	MSCI World Index
6/16	$10,000	$10,000
6/17	11,279	11,820
6/18	12,449	13,130
6/19	13,446	13,961
6/20	14,283	14,358
6/21	18,797	19,964
6/22	15,556	17,102
6/23	18,865	20,267
6/24	22,943	24,360
6/25	26,482	28,320

The line graph above shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal years (or since inception if shorter). The graph above and table below are total returns, which assume the reinvestment of dividends and capital gains, if any. Neither the Fund’s returns nor the index returns reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s past performance is not a good predictor of the Fund’s future performance. Updated performance information is available at www.sitfunds.com/documents.

Fund Statistics (as of 06/30/25)

Total Net Assets	$13,040,977
# of Portfolio Holdings	60
Portfolio Turnover Rate	3.88%
Investment Advisory Fees Paid	$118,125
Weighted average market cap	$1,146.4 Billion
Weighted average market cap	$1,146.4 Billion

Average Annual Total Returns (as of 06/30/25)

	1 Year	5 Years	Since Inception 6/30/2016
Sit ESG Growth Fund - Class S	15.43%	13.14%	11.42%
MSCI World Index	16.26%	14.55%	12.25%

What did the Fund invest in?

The Fund primarily invested in U.S. and foreign companies demonstrating robust environmental, social, and corporate governance (ESG) practices. The tables below reflect the investment makeup of the Fund as of June 30, 2025. Portfolio holdings are subject to change.

Sector Allocation (% of Net Assets)

Electronic Technology	22.4%
Technology Services	17.2
Finance	11.1
Producer Manufacturing	10.3
Health Technology	7.7
Consumer Services	6.4
Consumer Non-Durables	4.4
Retail Trade	3.4
Others	11.4
Cash and other net assets	5.7
Total	100.0%

Top 10 Equity (% of Net Assets)

NVIDIA Corp.	11.2%
Microsoft Corp.	7.6
Apple, Inc.	5.7
Broadcom, Inc.	4.1
Alphabet, Inc.	3.4
Goldman Sachs Group, Inc.	3.3
Trane Technologies, PLC	2.9
Iberdrola SA, ADR	2.4
JPMorgan Chase & Co.	2.4
Allianz SE, ADR	2.2

Country Allocation (% of Net Assets)

United States	55.8%
United Kingdom	11.0
Germany	6.3
Ireland	6.0
Japan	5.4
Switzerland	3.0
Spain	2.4
Singapore	1.8
France	1.7
Belgium	0.5
Others	0.4
Cash and other net assets	5.7
Total	100.0%

Material Fund Changes

There were no material changes to the Fund during the 12-month period ended June 30, 2025.

Additional Information

Additional Information is available on the Fund’s website at www.sitfunds.com/documents, including its prospectus, financial information, holdings, and proxy voting information.

Householding

The SEC permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. The Sit Funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct the Sit Funds, or your financial intermediary, otherwise. If you would prefer that your Sit Fund documents not be householded, please contact the Sit Funds at 1-800-332-5580, or contact your financial intermediary. Your instructions that householding not apply to delivery Fund documents will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

Class S - SESGX

Sit ESG Growth Fund

Annual Shareholder Report

June 30, 2025

Class I - SSCDX

Sit Small Cap Dividend Growth Fund

Annual Shareholder Report

June 30, 2025

Fund Overview

This annual shareholder report contains important information about Sit Small Cap Dividend Growth Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit Small Cap Dividend Growth Fund - Class I	$92	0.88%

How did the Fund perform in the past 12 months and what affected its performance?

For the 12-month period ended June 30, 2025, the Sit Small Cap Dividend Growth Fund - Class I returned +10.02%, outperforming the Russell 2000® Index's return of +7.68%. Positive stock selection in the industrial services sector was the largest contributor to outperformance during the period. Key holdings included Argan (+220%), EMCRO Group (+47%), and DT Midstream (+60%). Favorable stock selection in the finance sector also contributed to outperformance, with holdings such as H&E Equipment Services (+102%), Axis Capital (+50%), and CNO Financial Group (+42%) outperforming the sector and the Russell 2000® Index. Also contributing to outperformance during the period was stock selection and an overweight position within the health technology sector. The key detractors to performance during the period were stock selection in the process industries and electronic technology sectors.

How did the Fund perform over the last 10 years?

Total Return Based on $10,000 Investment

Sit Small Cap Dividend Growth Fund - Class I
Russell 2000® Index
Russell 3000® Index
$40,000
$30,000
$20,000
$10,000
$0
33,822
22,239
19,898
6/15
6/16
6/17
6/18
6/19
6/20
6/21
6/22
6/23
6/24
6/25

	Sit Small Cap Dividend Growth Fund - Class I	Russell 3000® Index	Russell 2000® Index
6/15	$10,000	$10,000	$10,000
6/16	10,171	10,214	9,327
6/17	11,782	12,104	11,621
6/18	12,724	13,893	13,663
6/19	12,656	15,141	13,211
6/20	12,270	16,130	12,335
6/21	18,176	23,253	19,987
6/22	15,212	20,029	14,951
6/23	17,677	23,825	16,790
6/24	20,215	29,335	18,479
6/25	22,239	33,822	19,898

The Fund continues to use the Russell 2000® Index as an additional benchmark.

The line graph above shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal years (or since inception if shorter). The graph above and table below are total returns, which assume the reinvestment of dividends and capital gains, if any. Neither the Fund’s returns nor the index returns reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s past performance is not a good predictor of the Fund’s future performance. Updated performance information is available at www.sitfunds.com/documents.

Average Annual Total Returns (as of 06/30/25)

	1 Year	5 Years	10 Years
Sit Small Cap Dividend Growth Fund - Class I	10.02%	12.63%	8.32%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 2000® Index	7.68%	10.04%	7.12%

Fund Statistics (as of 06/30/25)

Total Net Assets	$37,926,431
# of Portfolio Holdings	95
Portfolio Turnover Rate	11.54%
Investment Advisory Fees Paid	$290,646
Weighted average market cap	$8.2 Billion
Weighted average market cap	$8.2 Billion

What did the Fund invest in?

The Fund focused on dividend-paying common stocks of growth-oriented companies with market capitalizations up to $3 billion or matching the largest Russell 2000® Index company. The tables below reflect the investment makeup of the Fund as of June 30, 2025. Portfolio holdings are subject to change.

Top 10 Equity (% of Net Assets)

EMCOR Group, Inc.	2.6%
Argan, Inc.	2.5
AeroVironment, Inc.	2.1
Monolithic Power Systems, Inc.	2.0
TechnipFMC, PLC	1.8
Flowserve Corp.	1.7
Addus HomeCare Corp.	1.7
Kodiak Gas Services, Inc.	1.7
Old National Bancorp	1.7
Evercore, Inc.	1.6

Sector Allocation (% of Net Assets)

Finance	24.8%
Producer Manufacturing	15.6
Industrial Services	12.7
Health Technology	7.1
Electronic Technology	5.6
Process Industries	5.0
Health Services	4.6
Non-Energy Minerals	3.0
Others	14.8
Cash and other net assets	6.8
Total	100.0%

Material Fund Changes

There were no material changes to the Fund during the 12-month period ended June 30, 2025.

Additional Information

Additional Information is available on the Fund’s website at www.sitfunds.com/documents, including its prospectus, financial information, holdings, and proxy voting information.

Householding

The SEC permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. The Sit Funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct the Sit Funds, or your financial intermediary, otherwise. If you would prefer that your Sit Fund documents not be householded, please contact the Sit Funds at 1-800-332-5580, or contact your financial intermediary. Your instructions that householding not apply to delivery Fund documents will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

Class I - SSCDX

Sit Small Cap Dividend Growth Fund

Annual Shareholder Report

June 30, 2025

Class S - SDFSX

Sit Small Cap Dividend Growth Fund

Annual Shareholder Report

June 30, 2025

Fund Overview

This annual shareholder report contains important information about Sit Small Cap Dividend Growth Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit Small Cap Dividend Growth Fund - Class S	$119	1.13%

How did the Fund perform in the past 12 months and what affected its performance?

For the 12-month period ended June 30, 2025, the Sit Small Cap Dividend Growth Fund - Class S returned +9.75%, outperforming the Russell 2000® Index's return of +7.68%. Positive stock selection in the industrial services sector was the largest contributor to outperformance during the period. Key holdings included Argan (+220%), EMCRO Group (+47%), and DT Midstream (+60%). Favorable stock selection in the finance sector also contributed to outperformance, with holdings such as H&E Equipment Services (+102%), Axis Capital (+50%), and CNO Financial Group (+42%) outperforming the sector and the Russell 2000® Index. Also contributing to outperformance during the period was stock selection and an overweight position within the health technology sector. The key detractors to performance during the period were stock selection in the process industries and electronic technology sectors.

How did the Fund perform over the last 10 years?

Total Return Based on $10,000 Investment

Sit Small Cap Dividend Growth Fund - Class S
Russell 2000® Index
Russell 3000® Index
$40,000
$30,000
$20,000
$10,000
$0
33,822
21,667
19,898
6/15
6/16
6/17
6/18
6/19
6/20
6/21
6/22
6/23
6/24
6/25

	Sit Small Cap Dividend Growth Fund - Class S	Russell 3000® Index	Russell 2000® Index
6/15	$10,000	$10,000	$10,000
6/16	10,146	10,214	9,327
6/17	11,715	12,104	11,621
6/18	12,622	13,893	13,663
6/19	12,521	15,141	13,211
6/20	12,107	16,130	12,335
6/21	17,887	23,253	19,987
6/22	14,939	20,029	14,951
6/23	17,315	23,825	16,790
6/24	19,742	29,335	18,479
6/25	21,667	33,822	19,898

The Fund continues to use the Russell 2000® Index as an additional benchmark.

The line graph above shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal years (or since inception if shorter). The graph above and table below are total returns, which assume the reinvestment of dividends and capital gains, if any. Neither the Fund’s returns nor the index returns reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s past performance is not a good predictor of the Fund’s future performance. Updated performance information is available at www.sitfunds.com/documents.

Average Annual Total Returns (as of 06/30/25)

	1 Year	5 Years	10 Years
Sit Small Cap Dividend Growth Fund - Class S	9.75%	12.34%	8.04%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 2000® Index	7.68%	10.04%	7.12%

Fund Statistics (as of 06/30/25)

Total Net Assets	$37,926,431
# of Portfolio Holdings	95
Portfolio Turnover Rate	11.54%
Investment Advisory Fees Paid	$290,646
Weighted average market cap	$8.2 Billion
Weighted average market cap	$8.2 Billion

What did the Fund invest in?

The Fund focused on dividend-paying common stocks of growth-oriented companies with market capitalizations up to $3 billion or matching the largest Russell 2000® Index company. The tables below reflect the investment makeup of the Fund as of June 30, 2025. Portfolio holdings are subject to change.

Top 10 Equity (% of Net Assets)

EMCOR Group, Inc.	2.6%
Argan, Inc.	2.5
AeroVironment, Inc.	2.1
Monolithic Power Systems, Inc.	2.0
TechnipFMC, PLC	1.8
Flowserve Corp.	1.7
Addus HomeCare Corp.	1.7
Kodiak Gas Services, Inc.	1.7
Old National Bancorp	1.7
Evercore, Inc.	1.6

Sector Allocation (% of Net Assets)

Finance	24.8%
Producer Manufacturing	15.6
Industrial Services	12.7
Health Technology	7.1
Electronic Technology	5.6
Process Industries	5.0
Health Services	4.6
Non-Energy Minerals	3.0
Others	14.8
Cash and other net assets	6.8
Total	100.0%

Material Fund Changes

There were no material changes to the Fund during the 12-month period ended June 30, 2025.

Additional Information

Additional Information is available on the Fund’s website at www.sitfunds.com/documents, including its prospectus, financial information, holdings, and proxy voting information.

Householding

The SEC permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. The Sit Funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct the Sit Funds, or your financial intermediary, otherwise. If you would prefer that your Sit Fund documents not be householded, please contact the Sit Funds at 1-800-332-5580, or contact your financial intermediary. Your instructions that householding not apply to delivery Fund documents will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

Class S - SDFSX

Sit Small Cap Dividend Growth Fund

Annual Shareholder Report

June 30, 2025

SSMGX

Sit Small Cap Growth Fund

Annual Shareholder Report

June 30, 2025

Fund Overview

This annual shareholder report contains important information about Sit Small Cap Growth Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit Small Cap Growth Fund	$153	1.50%

How did the Fund perform in the past 12 months and what affected its performance?

For the 12-month period ended June 30, 2025, the Sit Small Cap Growth Fund returned +4.60%, underperforming the Russell 2000® Growth Index's return of +9.73%. The largest contributor to underperformance during the period was stock selection in the electronic technology sector, with holdings such as Monolithic Power Systems (-10%) and MKS Inc. (-23%) underperforming the Russell 2000® Index. Stock selection in the process industries sector also contributed to underperformance during the period. An overweight position in industrial services combined with strong stock selection benefitted returns. Key holdings here include: Argan (+220%) and EMCOR Group (+47%). Other positive contributors to returns during the period were the Fund’s underweight position in Health Technology and the Fund’s overweight position in the finance sector.

How did the Fund perform over the last 10 years?

Total Return Based on $10,000 Investment

Sit Small Cap Growth Fund
Russell 2000® Growth Index
Russell 3000® Index
$40,000
$30,000
$20,000
$10,000
$0
33,822
19,926
19,329
6/15
6/16
6/17
6/18
6/19
6/20
6/21
6/22
6/23
6/24
6/25

	Sit Small Cap Growth Fund	Russell 3000® Index	Russell 2000® Growth Index
6/15	$10,000	$10,000	$10,000
6/16	8,400	10,214	8,925
6/17	10,001	12,104	11,103
6/18	11,269	13,893	13,530
6/19	11,996	15,141	13,464
6/20	12,677	16,130	13,932
6/21	18,971	23,253	21,087
6/22	14,120	20,029	14,038
6/23	16,523	23,825	16,639
6/24	18,478	29,335	18,159
6/25	19,329	33,822	19,926

The Fund continues to use the Russell 2000® Growth Index as an additional benchmark.

The line graph above shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal years (or since inception if shorter). The graph above and table below are total returns, which assume the reinvestment of dividends and capital gains, if any. Neither the Fund’s returns nor the index returns reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s past performance is not a good predictor of the Fund’s future performance. Updated performance information is available at www.sitfunds.com/documents.

Average Annual Total Returns (as of 06/30/25)

	1 Year	5 Years	10 Years
Sit Small Cap Growth Fund	4.60%	8.80%	6.81%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 2000® Growth Index	9.73%	7.42%	7.14%

Fund Statistics (as of 06/30/25)

Total Net Assets	$114,039,245
# of Portfolio Holdings	82
Portfolio Turnover Rate	11.22%
Investment Advisory Fees Paid	$1,727,901
Weighted average market cap	$17.5 Billion

What did the Fund invest in?

The Fund focused on common stocks of domestic small companies with market capitalizations up to $3 billion or matching the largest Russell 2000® Index company. The tables below reflect the investment makeup of the Fund as of June 30, 2025. Portfolio holdings are subject to change.

Top 10 Equity (% of Net Assets)

Arista Networks, Inc.	4.4%
EMCOR Group, Inc.	3.7
Monolithic Power Systems, Inc.	3.2
Argan, Inc.	2.8
PTC, Inc.	2.3
Waste Connections, Inc.	2.3
Crane Co.	2.3
TechnipFMC, PLC	2.2
Axis Capital Holdings, Ltd.	2.0
Casey's General Stores, Inc.	1.9

Sector Allocation (% of Net Assets)

Producer Manufacturing	14.8%
Industrial Services	14.3
Health Technology	12.8
Electronic Technology	11.7
Technology Services	7.8
Finance	7.1
Non-Energy Minerals	4.9
Health Services	4.4
Others	17.2
Cash and other net assets	5.0
Total	100.0%

Material Fund Changes

There were no material changes to the Fund during the 12-month period ended June 30, 2025.

Additional Information

Additional Information is available on the Fund’s website at www.sitfunds.com/documents, including its prospectus, financial information, holdings, and proxy voting information.

Householding

The SEC permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. The Sit Funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct the Sit Funds, or your financial intermediary, otherwise. If you would prefer that your Sit Fund documents not be householded, please contact the Sit Funds at 1-800-332-5580, or contact your financial intermediary. Your instructions that householding not apply to delivery Fund documents will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

SSMGX

Sit Small Cap Growth Fund

Annual Shareholder Report

June 30, 2025

SNGRX

Sit International Growth Fund

Annual Shareholder Report

June 30, 2025

Fund Overview

This annual shareholder report contains important information about Sit International Growth Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit International Growth Fund	$92	0.85%

How did the Fund perform in the past 12 months and what affected its performance?

For the 12-month period ended June 30, 2025, the Sit International Growth Fund returned +17.31%, underperforming the MSCI EAFE Index's return of +17.73%. The industries of banks and software & services hurt returns, in contrast to positive returns from semiconductors & semiconductor equipment, consumer durables & apparel, and capital goods. Our banks underweight, specifically not owning HSBC Holdings (+48.8%) and Commonwealth Bank of Australia (+47.0%) hurt. In addition, Globant (-49.0%) and not owning SAP (+50.2%) in software & services were negative to performance. On the positives, Broadcom (+73.0%) in semiconductors & semiconductor equipment, Sony (+53.9%) in consumer durables & apparel, and Singapore Technologies Engineering (+97.2%) and BAE Systems in capital goods contributed. By geographic region, country allocation was negative for North America, Latin America, and Euroland, but positive for Asia Pacific Ex-Japan and Japan.

How did the Fund perform over the last 10 years?

Total Return Based on $10,000 Investment

Sit International Growth Fund
MSCI EAFE Index
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
18,788
17,694
6/15
6/16
6/17
6/18
6/19
6/20
6/21
6/22
6/23
6/24
6/25

	Sit International Growth Fund	MSCI EAFE Index
6/15	$10,000	$10,000
6/16	9,181	8,984
6/17	10,342	10,804
6/18	10,762	11,544
6/19	11,145	11,668
6/20	11,415	11,069
6/21	15,317	14,650
6/22	11,731	12,047
6/23	13,875	14,308
6/24	15,083	15,959
6/25	17,694	18,788

The line graph above shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal years (or since inception if shorter). The graph above and table below are total returns, which assume the reinvestment of dividends and capital gains, if any. Neither the Fund’s returns nor the index returns reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s past performance is not a good predictor of the Fund’s future performance. Updated performance information is available at www.sitfunds.com/documents.

Fund Statistics (as of 06/30/25)

Total Net Assets	$31,944,734
# of Portfolio Holdings	78
Portfolio Turnover Rate	6.53%
Investment Advisory Fees Paid	$245,310
Weighted average market cap	$214.8 Billion

Average Annual Total Returns (as of 06/30/25)

	1 Year	5 Years	10 Years
Sit International Growth Fund	17.31%	9.16%	5.87%
MSCI EAFE Index	17.73%	11.16%	6.51%

What did the Fund invest in?

The Fund primarily invested in common stocks of companies outside the United States, targeting regions with positive economic trends, earnings outlook, and market liquidity. The tables below reflect the investment makeup of the Fund as of June 30, 2025. Portfolio holdings are subject to change.

Sector Allocation (% of Net Assets)

Finance	17.4%
Electronic Technology	15.8
Producer Manufacturing	14.7
Health Technology	10.3
Technology Services	6.6
Consumer Non-Durables	6.4
Consumer Services	5.9
Consumer Durables	3.4
Utilities	3.2
Others	13.8
Cash and other net assets	2.5
Total	100.0%

Top 10 Equity (% of Net Assets)

Broadcom, Inc.	8.8%
Schneider Electric SE	3.3
Sony Group Corp., ADR	2.9
Iberdrola SA	2.8
Shell, PLC, ADR	2.7
Safran SA	2.6
ASML Holding NV	2.6
Siemens AG	2.5
Allianz SE	2.5
BAE Systems, PLC	2.3

Country Allocation (% of Net Assets)

United Kingdom	17.7%
France	11.2
United States	10.3
Japan	9.1
Germany	8.3
Switzerland	8.1
Australia	4.3
Singapore	3.9
Netherlands	3.6
Canada	3.4
Others	17.6
Cash and other net assets	2.5
Total	100.0%

Material Fund Changes

There were no material changes to the Fund during the 12-month period ended June 30, 2025.

Additional Information

Additional Information is available on the Fund’s website at www.sitfunds.com/documents, including its prospectus, financial information, holdings, and proxy voting information.

Householding

The SEC permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. The Sit Funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct the Sit Funds, or your financial intermediary, otherwise. If you would prefer that your Sit Fund documents not be householded, please contact the Sit Funds at 1-800-332-5580, or contact your financial intermediary. Your instructions that householding not apply to delivery Fund documents will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

SNGRX

Sit International Growth Fund

Annual Shareholder Report

June 30, 2025

SDMGX

Sit Developing Markets Growth Fund

Annual Shareholder Report

June 30, 2025

Fund Overview

This annual shareholder report contains important information about Sit Developing Markets Growth Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit Developing Markets Growth Fund	$104	0.95%

How did the Fund perform in the past 12 months and what affected its performance?

For the 12-month period ended June 30, 2025, the Sit Developing Markets Growth Fund returned +19.85%, outperforming the MSCI Emerging Markets Index's return of +12.57%. Superior stock selection helped performance. Semiconductors & semiconductor equipment, capital goods, and energy contributed positively to returns. However, technology hardware & equipment, and pharmaceuticals & biotechnology hurt performance. Broadcom (+73.0%) and Taiwan Semiconductor (23.5%) in semiconductors & semiconductor equipment, Singapore Technologies Engineering (+97.2%) in capital goods, while underweighting energy helped returns. But not owning Xiaomi Corporation (+261.8%) contributed negatively to performance.

How did the Fund perform over the last 10 years?

Total Return Based on $10,000 Investment

Sit Developing Markets Growth Fund
MSCI Emerging Markets Index
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
16,114
12,577
6/15
6/16
6/17
6/18
6/19
6/20
6/21
6/22
6/23
6/24
6/25

	Sit Developing Markets Growth Fund	MSCI Emerging Markets Index
6/15	$10,000	$10,000
6/16	8,558	8,579
6/17	10,660	10,397
6/18	12,253	11,000
6/19	11,710	10,850
6/20	11,967	10,235
6/21	15,772	14,139
6/22	11,641	10,292
6/23	12,389	10,177
6/24	13,445	11,173
6/25	16,114	12,577

The line graph above shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal years (or since inception if shorter). The graph above and table below are total returns, which assume the reinvestment of dividends and capital gains, if any. Neither the Fund’s returns nor the index returns reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s past performance is not a good predictor of the Fund’s future performance. Updated performance information is available at www.sitfunds.com/documents.

Fund Statistics (as of 06/30/25)

Total Net Assets	$9,964,751
# of Portfolio Holdings	45
Portfolio Turnover Rate	2.54%
Investment Advisory Fees Paid	$87,224
Weighted average market cap	$329.1 Billion

Average Annual Total Returns (as of 06/30/25)

	1 Year	5 Years	10 Years
Sit Developing Markets Growth Fund	19.85%	6.13%	4.89%
MSCI Emerging Markets Index	12.57%	4.21%	2.32%

What did the Fund invest in?

The Fund primarily invested in common stocks of companies domiciled in developing markets. The tables below reflect the investment makeup of the Fund as of June 30, 2025. Portfolio holdings are subject to change.

Sector Allocation (% of Net Assets)

Electronic Technology	32.6%
Finance	20.2
Technology Services	13.1
Retail Trade	7.1
Consumer Services	6.6
Investment Companies	5.4
Producer Manufacturing	3.2
Non-Energy Minerals	2.7
Consumer Non-Durables	2.2
Others	4.0
Cash and other net assets	2.9
Total	100.0%

Top 10 Equity (% of Net Assets)

Taiwan Semiconductor Co.	13.6%
Broadcom, Inc.	8.8
iShares MSCI India ETF	5.4
Tencent Holdings, Ltd.	5.3
Naspers, Ltd.	4.5
Samsung Electronics Co., Ltd.	4.2
HDFC Bank, Ltd., ADR	3.4
DBS Group Holdings, Ltd.	2.9
Hong Kong Exchanges & Clearing, Ltd.	2.7
Singapore Technologies Engineering, Ltd.	2.7

Country Allocation (% of Net Assets)

China/Hong Kong	20.3%
Taiwan	17.4
Singapore	9.6
India	9.3
United States	8.8
South Korea	8.4
South Africa	7.8
Argentina	2.5
Peru	1.9
Indonesia	1.8
Others	9.3
Cash and other net assets	2.9
Total	100.0%

Material Fund Changes

There were no material changes to the Fund during the 12-month period ended June 30, 2025.

Additional Information

Additional Information is available on the Fund’s website at www.sitfunds.com/documents, including its prospectus, financial information, holdings, and proxy voting information.

Householding

The SEC permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. The Sit Funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct the Sit Funds, or your financial intermediary, otherwise. If you would prefer that your Sit Fund documents not be householded, please contact the Sit Funds at 1-800-332-5580, or contact your financial intermediary. Your instructions that householding not apply to delivery Fund documents will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

SDMGX

Sit Developing Markets Growth Fund

Annual Shareholder Report

June 30, 2025

Item 2: Code of Ethics.

The Registrant has adopted a Code of Ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. The Registrant has not made any amendment to its code of ethics during the period covered by this report which must be described herein pursuant to Item 2. The Registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the Registrant’s code of ethics is available without charge upon request by calling the Registrant at 612-332-3223 or 1-800-332-5580, or by mail at Sit Mutual Funds, 3300 IDS Center, 80 South Eighth Street, Minneapolis, MN 55402.

Item 3: Audit Committee Financial Expert.

The Registrant’s Board of Directors has determined that Mr. Edward M. Giles, Mr. Sidney L. Jones, Mr. Bruce C. Lueck, Mr. Donald W. Phillips, and Mr. Barry N. Winslow are audit committee financial experts serving on its audit committee. Mr. Giles, Mr. Jones, Mr. Lueck, Mr. Phillips, and Mr. Winslow are independent for purposes of this Item.

Item 4: Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed to the Registrant for the last two fiscal years for professional services rendered by the Registrant’s principal accountant were as follows:

	2025				2024
	Audit Fees (a)	Audit Related Fees (b)	Tax Fees (c)	All Other Fees(d)	Audit Fees(a)	Audit Related Fees (b)	Tax Fees (c)	All Other Fees(d)
Fiscal year ended June 30
Sit Mutual Funds, Inc.
Sit International Growth Fund (series A)	$24,900	0	$6,170	0	$23,900	0	$5,935	0
Sit Balanced Fund (series B)	27,600	0	6,170	0	26,600	0	5,935	0
Sit Developing Markets Growth Fund (series C)	24,900	0	6,170	0	23,900	0	5,935	0
Sit Small Cap Growth Fund (series D)	24,900	0	6,170	0	23,900	0	5,935	0
Sit Dividend Growth Fund (series G)	30,400	0	6,170	0	29,360	0	5,935	0
Sit Global Dividend Growth Fund (series H)	24,900	0	6,170	0	23,900	0	5,935	0
Sit Small Cap Dividend Growth Fund (series I)	24,900	0	6,170	0	23,900	0	5,935	0
Sit ESG Growth Fund (series J)	24,900	0	6,170	0	23,900	0	5,935	0
Total Sit Mutual Funds, Inc.	207,400	0	49,360	0	199,360	0	47,480	0

(e)  (1) The Audit Committee is required to pre-approve audit and non-audit services performed for the Registrant by the independent auditor in order to assure that the provision of such services does not impair the auditor’s independence. The audit committee also is required to pre-approve certain non-audit services performed by the Registrant’s independent auditor for the Registrant’s investment adviser and certain of the adviser’s affiliates if the services relate directly to the operations and financial reporting of the Registrant. Services to be provided by the auditor must receive general pre-approval or specific pre-approval by the audit committee. Any proposed services exceeding pre-approved cost levels will require separate pre-approval by the audit committee.

The audit committee may delegate pre-approval authority to the audit committee chairman. The chairman shall report any pre-approval decisions to the audit committee at its next scheduled meeting. The audit committee does not delegate its responsibility to pre-approve services performed by the independent auditor to management.

(2) No services included in (b) – (d) were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the Registrant’s principal accountant for non-audit services rendered to the Registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant were $0 and $0, respectively.

(h) The Registrant’s audit committee has determined that the provision of non-audit services rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is considered compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5:  Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6:  Investments.

The schedule of investments is included as part of the material filed under Item 7 of this Form.

Item 7:  Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements and Other Information June 30, 2025 Balanced Fund Dividend Growth Fund Global Dividend Growth Fund Large Cap Growth Fund ESG Growth Fund Mid Cap Growth Fund Small Cap Dividend Growth Fund Small Cap Growth Fund International Growth Fund Developing Markets Growth Fund Sit Mutual Funds

Sit Stock Funds FINANCIAL STATEMENTS AND OTHER INFORMATION TABLE OF CONTENTS

This document must be preceded or accompanied by a Prospectus.

SCHEDULE OF INVESTMENTS

June 30, 2025

Sit Balanced Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 63.5%

Consumer Durables - 0.6%
Take-Two Interactive Software, Inc. *	1,765	428,630

Consumer Non-Durables - 0.9%
Constellation Brands, Inc.	2,250	366,030
PepsiCo, Inc.	1,825	240,973

		607,003

Consumer Services - 2.0%
McDonald’s Corp.	1,450	423,646
Visa, Inc.	2,800	994,140

		1,417,786

Electronic Technology - 18.7%
Apple, Inc.	13,475	2,764,666
Applied Materials, Inc.	1,900	347,833
Arista Networks, Inc. *	3,060	313,069
Broadcom, Inc.	11,400	3,142,410
NVIDIA Corp.	32,950	5,205,770
Palo Alto Networks, Inc. *	4,320	884,045
Vertiv Holdings Co.	1,225	157,302

		12,815,095

Energy Minerals - 0.5%
ConocoPhillips	2,400	215,376
Shell, PLC, ADR	2,400	168,984

		384,360

Finance - 4.3%
Ameriprise Financial, Inc.	1,150	613,790
Chubb, Ltd.	1,400	405,608
Goldman Sachs Group, Inc.	1,600	1,132,400
JPMorgan Chase & Co.	2,925	847,987

		2,999,785

Health Services - 1.3%
Quest Diagnostics, Inc.	1,475	264,954
UnitedHealth Group, Inc.	1,900	592,743

		857,697

Health Technology - 3.8%
Abbott Laboratories	2,450	333,224
AbbVie, Inc.	1,750	324,835
Dexcom, Inc. *	3,500	305,515
Eli Lilly & Co.	840	654,805
Intuitive Surgical, Inc. *	990	537,976
Thermo Fisher Scientific, Inc.	1,040	421,678

		2,578,033

Industrial Services - 0.9%
Cheniere Energy, Inc.	1,900	462,688
Williams Cos., Inc.	2,250	141,322

		604,010

Process Industries - 1.3%
Linde, PLC	1,225	574,746
Sherwin-Williams Co.	1,000	343,360

		918,106

Producer Manufacturing - 4.9%
Eaton Corp., PLC	800	285,592
General Dynamics Corp.	700	204,162

Name of Issuer	Quantity	Fair Value ($)

Honeywell International, Inc.	1,450	337,676
Motorola Solutions, Inc.	1,400	588,644
Northrop Grumman Corp.	375	187,492
Parker-Hannifin Corp.	625	436,544
Safran SA, ADR	7,350	600,275
Siemens AG, ADR	5,175	666,902

		3,307,287

Retail Trade - 5.9%
Amazon.com, Inc. *	9,700	2,128,083
Home Depot, Inc.	1,825	669,118
Netflix, Inc. *	460	616,000
TJX Cos., Inc.	5,100	629,799

		4,043,000

Technology Services - 17.3%
Accenture, PLC	2,025	605,252
Alphabet, Inc. - Class A	12,400	2,185,252
Alphabet, Inc. - Class C	4,100	727,299
Autodesk, Inc. *	1,275	394,702
Dynatrace, Inc. *	4,250	234,643
Intuit, Inc.	1,200	945,156
Meta Platforms, Inc.	2,000	1,476,180
Microsoft Corp.	7,475	3,718,140
Salesforce, Inc.	3,650	995,318
ServiceNow, Inc. *	560	575,725

		11,857,667

Transportation - 0.7%
Union Pacific Corp.	2,050	471,664

Utilities - 0.4%
NextEra Energy, Inc.	4,140	287,399

Total Common Stocks (cost: $16,057,376)		43,577,522

Name of Issuer	Principal Amount ($)	Fair Value ($)

Bonds –30.3%

Asset-Backed Securities - 0.0%

Small Business Administration
2008-20A 1, 5.17%, 1/1/28	6,194	6,215

		6,215

Collateralized Mortgage Obligations - 7.6%

Chase Home Lending Mortgage Trust:
2024-9 A4, 5.50%, 9/25/55 [1,4]	137,642	138,042
2023-1 A2, 6.00%, 6/25/54 [1,4]	124,287	125,239
2025-1 A4, 6.00%, 11/25/55 [1,4]	224,219	226,935

Chase Home Lending Mortgage Trust Series:
2024-1 A8A, 6.00%, 1/25/55 [1,4]	200,000	203,564
2024-2 A8A, 6.00%, 2/25/55 [1,4]	200,000	203,543
2024-3 A8, 6.00%, 2/25/55 [1,4]	100,000	101,799
2024-4 A8, 6.00%, 3/25/55 [1,4]	200,000	204,102
2025-2 A8, 6.00%, 12/25/55 [1,4]	250,000	254,581

Fannie Mae:
2017-84 JP, 2.75%, 10/25/47	15,197	13,476
2004-T1 1A1, 6.00%, 1/25/44	10,814	11,155

See accompanying notes to financial statements.

2	FINANCIAL STATEMENTS AND OTHER INFORMATION

Name of Issuer	Principal Amount ($)	Fair Value ($)
1999-17 C, 6.35%, 4/25/29	2,193	2,215
2009-30 AG, 6.50%, 5/25/39	19,766	21,077
2004-W9 2A1, 6.50%, 2/25/44	19,560	20,021
2004-T3 1A3, 7.00%, 2/25/44	4,073	4,201

Freddie Mac:
5280 A, 3.50%, 1/25/50	126,852	120,128
4812 CZ, 4.00%, 5/15/48	135,867	128,596
4293 BA, 5.17%, 10/15/47 [1]	5,312	5,443
2122 ZE, 6.00%, 2/15/29	13,063	13,296
2126 C, 6.00%, 2/15/29	8,145	8,269
2480 Z, 6.00%, 8/15/32	12,250	12,549
2485 WG, 6.00%, 8/15/32	13,481	14,047
2357 ZJ, 6.50%, 9/15/31	11,637	12,035
4520 HM, 6.50%, 8/15/45	10,298	11,314
3704 CT, 7.00%, 12/15/36	5,827	6,216

Government National Mortgage Association:
2021-86 WB, 4.73%, 5/20/51 [1]	120,521	116,444
2021-104 HT, 5.50%, 6/20/51	156,950	161,524
2021-27 AW, 5.90%, 2/20/51 [1]	163,914	168,751
2015-80 BA, 7.00%, 6/20/45 [1]	3,303	3,503
2018-147 AM, 7.00%, 10/20/48	18,507	19,508
2005-74 HA, 7.50%, 9/16/35	73	74

JP Morgan Mortgage Trust:
2021-6 A4, 2.50%, 10/25/51 [1,4]	249,668	223,423
2021-13 A4, 2.50%, 4/25/52 [1,4]	219,564	196,148
2021-6 A12, 5.00%, 10/25/51 [1,4]	251,345	245,101
2023-6 A2, 6.00%, 12/26/53 [1,4]	109,031	109,866
2023-10 A8, 6.00%, 5/25/54 [1,4]	150,000	152,272
2024-1 A8, 6.00%, 6/25/54 [1,4]	200,000	202,841
2024-2 A8A, 6.00%, 8/25/54 [1,4]	125,000	126,066
2024-4 A8A, 6.00%, 10/25/54 [1,4]	200,000	204,518
2024-5 A8, 6.00%, 11/25/54 [1,4]	200,000	203,688
2025-1 A8, 6.00%, 6/25/55 [1,4]	250,000	256,704

New Residential Mortgage Loan Trust:
2018-3A A1, 4.50%, 5/25/58 [1,4]	26,227	25,672

RCKT Mortgage Trust:
2025-CES1 A1A, 5.65%, 1/25/45 [4,14]	465,986	468,703

Sequoia Mortgage Trust:
2020-4 A5, 2.50%, 11/25/50 [1,4]	34,211	31,798
2025-1 A4, 6.00%, 1/25/55 [1,4]	223,631	226,634
2025-3 A16, 6.00%, 4/25/55 [1,4]	150,000	153,292

Wells Fargo Mortgaged Backed Securities Trust:
2020-5 A3, 2.50%, 9/25/50 [1,4]	28,768	26,616

		5,184,989

Corporate Bonds - 3.7%
Aflac, Inc., 6.45%, 8/15/40	225,000	244,525
Bank of New York Mellon Corp., 6.47%,
10/25/34 [1]	175,000	192,672
Booz Allen Hamilton, Inc., 5.95%, 4/15/35	200,000	202,932
Charles Stark Draper Lab., Inc., 4.39%, 9/1/48	100,000	85,891
CVS Pass-Through Trust:
4.16%, 8/11/36 [4]	154,907	143,207
6.94%, 1/10/30	69,444	71,676
DTE Electric Securitization Funding II, LLC, 6.09%, 9/1/37	100,000	107,997
Duke Energy Florida, LLC, 2.86%, 3/1/33	120,000	108,393

Name of Issuer	Principal Amount ($)	Fair Value ($)
Duke Energy Progress SC Storm Funding, LLC, 5.40%, 3/1/44	72,378	73,534
Entergy Louisiana, LLC, 5.80%, 3/15/55	125,000	125,189
Evergy Kansas Central, Inc., 5.90%, 11/15/33	175,000	185,524
Evergy Missouri West Storm Funding I, LLC,
5.10%, 12/1/38	94,104	94,103
First Citizens BancShares, Inc. (Subordinated),
6.25%, 3/12/40 [1]	50,000	49,728
GATX Corp., 6.90%, 5/1/34	175,000	193,803
Halliburton Co., 7.60%, 8/15/96 [4]	75,000	85,815
L3Harris Technologies, Inc., 5.50%, 8/15/54	50,000	48,544
Louisville Gas & Electric Co., 5.45%, 4/15/33	50,000	51,697
SBA Tower Trust, 6.60%, 1/15/28 [4]	175,000	179,826
Security Benefit Life Insurance Co. (Subordinated), 7.45%, 10/1/33 [4]	100,000	98,263
Union Electric Co., 4.00%, 4/1/48	275,000	215,970

		2,559,289

Federal Home Loan Mortgage Corporation - 3.4%
4.00%, 1/1/53	239,561	223,148
4.00%, 11/1/54	242,916	225,931
4.00%, 3/1/55	258,740	240,648
4.50%, 11/1/54	233,049	222,944
4.50%, 2/1/55	250,416	239,558
4.50%, 4/1/55	245,948	235,284
5.00%, 11/1/54	460,186	451,184
5.00%, 1/1/55	483,902	474,398
8.50%, 5/1/31	18,608	19,180

		2,332,275

Federal National Mortgage Association - 4.8%
4.00%, 9/1/53	258,755	240,692
4.00%, 4/1/54	163,882	152,424
4.00%, 9/1/54	167,216	155,525
4.00%, 11/1/54	242,157	225,226
4.50%, 7/1/52	284,153	271,920
4.50%, 9/1/52	286,287	274,303
4.50%, 6/1/53	221,020	211,745
4.50%, 7/1/53	244,165	233,885
4.50%, 6/1/54	248,728	237,944
4.50%, 11/1/54	582,845	557,574
4.50%, 3/1/55	261,870	250,516
5.00%, 2/1/55	490,176	480,587
6.50%, 9/1/27	6,280	6,484
7.00%, 1/1/32	3,632	3,649
7.00%, 3/1/33	5,679	5,889
8.25%, 7/15/26	104	104

		3,308,467

Government National Mortgage Association - 1.2%
3.50%, 2/20/52	225,691	205,843
4.00%, 9/20/52	201,068	184,541
4.50%, 1/20/55	247,156	236,653
4.50%, 8/20/64	153,580	145,532
5.00%, 5/20/48	18,560	18,457
6.50%, 11/20/38	8,054	8,318
7.00%, 11/20/27	1,720	1,776
7.00%, 9/20/29	7,379	7,621
7.00%, 9/20/38	4,548	4,780

See accompanying notes to financial statements.

JUNE 30, 2025	3

SCHEDULE OF INVESTMENTS

June 30, 2025

Sit Balanced Fund (Continued)

Name of Issuer	Principal Amount ($)	Fair Value ($)

7.50%, 4/20/32	5,706	5,814

		819,335

Taxable Municipal Securities - 5.6%
City of Dallas G.O., 5.61%, 2/15/30	250,000	261,366
City of New York G.O., 5.99%, 12/1/36	200,000	207,723
Colorado Edu. & Cultural Fac. Auth., 3.97%, 3/1/56	205,000	154,435
County of Vermillion Rev., 4.90%, 8/1/32	250,000	253,287
IN Hsg. & Community Dev. Auth. Rev., 5.75%, 7/1/54	300,000	309,076
LaGrange Co. Regional Utility Dist., 2.98%, 1/1/40	230,000	183,578
Maricopa Co. Industrial Dev. Auth., 3.50%, 7/1/44 [4]	100,000	76,614
Massachusetts Edu. Auth.:
4.41%, 7/1/34	15,000	14,810
4.95%, 7/1/38	155,000	150,765
5.95%, 7/1/44	150,000	151,109
MN Hsg. Fin. Agy.:
2.31%, 1/1/27	135,000	131,183
4.86%, 2/1/31	225,000	228,464
NE Investment Fin. Auth. Rev., 6.00%, 9/1/31	120,000	126,397
Public Fin. Auth., 4.23%, 7/1/32	105,000	102,586
State of Connecticut G.O., 5.63%, 12/1/29	150,000	153,863
Texas Children’s Hospital, 3.37%, 10/1/29 [17]	115,000	112,851
TX Dept. of Hsg. & Community Affairs Rev., 6.25%, 9/1/53	200,000	208,181
University of Massachusetts Building Auth. Rev., 5.45%, 11/1/40	250,000	251,364
Utah Charter Sch. Fin. Auth., 2.40%, 10/15/27	205,000	196,558
WV Hsg. Dev. Fund Rev.:
5.45%, 5/1/34	250,000	254,776
6.00%, 5/1/30	250,000	267,293

		3,796,279

U.S. Treasury / Federal Agency Securities - 4.0%

U.S. Treasury - 4.0%

U.S. Treasury Bonds:
4.63%, 5/15/54	225,000	218,874
4.63%, 2/15/55	800,000	780,000
4.75%, 11/15/53	1,150,000	1,141,375
U.S. Treasury Notes:
3.88%, 8/15/34	325,000	317,396
4.00%, 5/31/30	200,000	201,906
4.50%, 11/15/33	100,000	102,730

		2,762,281

Total Bonds (cost $21,100,858)		20,769,130

Name of Issuer	Quantity	Fair Value ($)

Investment Companies 3.7%
Angel Oak Financial Strategies Income Trust	27,283	354,129
BlackRock Core Bond Trust	27,128	263,681
BlackRock Income Trust, Inc.	2,807	32,982

Name of Issuer	Quantity	Fair Value ($)
BlackRock Taxable Municipal Bond Trust	21,971	353,953
DoubleLine Opportunistic Credit Fund	4,400	67,672
DWS Municipal Income Trust	23,200	205,088
Eaton Vance California Municipal Bond Fund	2,000	17,840
First Trust Mortgage Income Fund	8,500	103,700
John Hancock Income Securities Trust	5,000	56,400
MFS Intermediate Income Trust	83,033	225,019
Nuveen Multi-Market Income Fund	17,353	108,977
Nuveen Taxable Municipal Income Fund	11,667	184,572
Putnam Master Intermediate Income Trust	61,000	204,350
Putnam Premier Income Trust	66,592	244,393
TCW Strategic Income Fund, Inc.	18,000	87,840

Total Investment Companies (cost: $2,554,010)		2,510,596

Short-Term Securities - 1.5%

Fidelity Inv. Money Mkt. Gvt. Fund, 4.23% (cost $1,040,207)	1,040,207	1,040,207

Total Investments in Securities - 99.0% (cost $40,752,451)		67,897,455

Other Assets and Liabilities, net - 1.0%		692,551

Net Assets - 100.0%		$68,590,006

*	Non-income producing security.
[1]

Variable rate security. Rate disclosed is as of June 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[4]

144A Restricted Security. The total value of such securities as of June 30, 2025 was $4,894,872 and represented 7.1% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[14]	Step Coupon: A bond that pays a coupon rate that increases on a specified date(s). Rate disclosed is as of June 30, 2025.
[17]

Security that is either an absolute and unconditional obligation of the United States Government or is collateralized by securities, loans, or leases guaranteed by the U.S. Government or its agencies or instrumentalities.

ADR — American Depositary Receipt

LLC — Limited Liability Company

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

See accompanying notes to financial statements.

4	FINANCIAL STATEMENTS AND OTHER INFORMATION

A summary of the levels for the Fund’s investments as of June 30, 2025 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Investment in Securities

	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)

Common Stocks**	43,577,522	—	—	43,577,522
Asset-Backed Securities	—	6,215	—	6,215
Collateralized Mortgage Obligations	—	5,184,989	—	5,184,989
Corporate Bonds	—	2,559,289	—	2,559,289
Federal Home Loan Mortgage Corporation	—	2,332,275	—	2,332,275
Federal National Mortgage Association	—	3,308,467	—	3,308,467
Government National Mortgage Association	—	819,335	—	819,335
Taxable Municipal Securities	—	3,796,279	—	3,796,279
U.S. Treasury / Federal Agency Securities	—	2,762,281	—	2,762,281
Investment Companies	2,510,596	—	—	2,510,596
Short-Term Securities	1,040,207	—	—	1,040,207

Total:	47,128,325	20,769,130	—	67,897,455

**	For equity securities categorized in a single level, refer to the detail above for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to financial statements.

JUNE 30, 2025	5

SCHEDULE OF INVESTMENTS

June 30, 2025

Sit Dividend Growth Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 98.7%

Commercial Services - 1.2%
S&P Global, Inc.	5,490	2,894,822

Communications - 1.2%
Verizon Communications, Inc.	66,350	2,870,964

Consumer Non-Durables - 3.2%
Coca-Cola Co.	31,075	2,198,556
NIKE, Inc.	23,550	1,672,992
Procter & Gamble Co.	26,150	4,166,218

		8,037,766

Consumer Services - 2.3%
McDonald’s Corp.	8,800	2,571,096
Visa, Inc.	8,590	3,049,880

		5,620,976

Electronic Technology - 17.5%
Apple, Inc.	53,600	10,997,112
Broadcom, Inc.	36,935	10,181,133
Cisco Systems, Inc.	51,000	3,538,380
Garmin, Ltd.	7,675	1,601,926
International Business Machines Corp.	8,950	2,638,281
Micron Technology, Inc.	16,875	2,079,843
NVIDIA Corp.	54,100	8,547,259
TE Connectivity, PLC	21,900	3,693,873

		43,277,807

Energy Minerals - 2.4%
Exxon Mobil Corp.	54,475	5,872,405

Finance - 16.1%
American International Group, Inc.	27,775	2,377,262
Axis Capital Holdings, Ltd.	17,775	1,845,401
Bank of America Corp.	72,625	3,436,615
Bank of New York Mellon Corp.	24,025	2,188,918
CareTrust REIT, Inc.	70,450	2,155,770
Carlyle Group, Inc.	44,475	2,286,015
Citigroup, Inc.	25,775	2,193,968
Fifth Third Bancorp	17,175	706,408
Goldman Sachs Group, Inc.	4,420	3,128,255
Hartford Insurance Group, Inc.	19,225	2,439,076
Intercontinental Exchange, Inc.	12,975	2,380,523
JPMorgan Chase & Co.	15,000	4,348,650
MetLife, Inc.	37,700	3,031,834
Public Storage	6,875	2,017,262
Realty Income Corp.	34,600	1,993,306
US Bancorp	20,700	936,675
Wells Fargo & Co.	28,700	2,299,444

		39,765,382

Health Services - 3.7%
Cardinal Health, Inc.	22,850	3,838,800
Elevance Health, Inc.	4,675	1,818,388
Quest Diagnostics, Inc.	17,425	3,130,052
United Health Group, Inc.	1,575	491,353

		9,278,593

Health Technology - 10.4%
Abbott Laboratories	19,475	2,648,795
AbbVie, Inc.	19,000	3,526,780

Name of Issuer	Quantity	Fair Value ($)

AstraZeneca, PLC, ADR	47,775	3,338,517
Bristol-Myers Squibb Co.	25,600	1,185,024
Eli Lilly & Co.	4,520	3,523,476
Johnson & Johnson	20,400	3,116,100
Medtronic, PLC	29,200	2,545,364
Stryker Corp.	9,775	3,867,283
Thermo Fisher Scientific, Inc.	4,600	1,865,116

		25,616,455

Industrial Services - 2.9%
Waste Management, Inc.	11,750	2,688,635
Williams Cos., Inc.	71,275	4,476,783

		7,165,418

Process Industries - 0.7%
Linde, PLC	3,775	1,771,155

Producer Manufacturing - 8.5%
Donaldson Co., Inc.	1,625	112,694
Eaton Corp., PLC	9,150	3,266,458
Emerson Electric Co.	16,100	2,146,613
Flowserve Corp.	49,800	2,607,030
Honeywell International, Inc.	11,600	2,701,408
L3Harris Technologies, Inc.	6,925	1,737,067
Parker-Hannifin Corp.	2,235	1,561,080
RTX Corp.	23,400	3,416,868
Siemens AG, ADR	9,625	1,240,374
Xylem, Inc.	16,250	2,102,100

		20,891,692

Retail Trade - 5.2%
Amazon.com, Inc. *	20,490	4,495,301
eBay, Inc.	23,950	1,783,317
Home Depot, Inc.	10,650	3,904,716
TJX Cos., Inc.	22,300	2,753,827

		12,937,161

Technology Services - 15.6%
Accenture, PLC	9,550	2,854,400
Adobe, Inc. *	5,075	1,963,416
Alphabet, Inc. - Class A	20,750	3,656,772
Intuit, Inc.	3,996	3,147,369
Meta Platforms, Inc.	5,585	4,122,233
Microsoft Corp.	33,830	16,827,380
Oracle Corp.	16,775	3,667,518
Salesforce, Inc.	8,050	2,195,155

		38,434,243

Transportation - 2.4%
CH Robinson Worldwide, Inc.	19,400	1,861,430
CSX Corp.	84,975	2,772,734
FedEx Corp.	5,650	1,284,302

		5,918,466

Utilities - 5.4%
DTE Energy Co.	15,200	2,013,392
NextEra Energy, Inc.	24,750	1,718,145
NiSource, Inc.	81,300	3,279,642
PPL Corp.	103,125	3,494,906

See accompanying notes to financial statements.

6	FINANCIAL STATEMENTS AND OTHER INFORMATION

Name of Issuer	Quantity	Fair Value ($)

Public Service Enterprise Group, Inc.	32,475	2,733,746

		13,239,831

Total Common Stocks (cost: $172,924,593)		243,593,136

Short-Term Securities - 1.0%
Fidelity Inv. Money Mkt. Gvt. Fund, 4.23% (cost $2,362,093)	2,362,093	2,362,093

Total Investments in Securities - 99.7% (cost $175,286,686)		245,955,229

Other Assets and Liabilities, net - 0.3%		643,744

Net Assets - 100.0%		$246,598,973

*	Non-income producing security.

ADR	— American Depositary Receipt

PLC	— Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of June 30, 2025 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Investment in Securities

	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks**	243,593,136	—	—	243,593,136
Short-Term Securities	2,362,093	—	—	2,362,093
Total:	245,955,229	—	—	245,955,229

**	For equity securities categorized in a single level, refer to the detail above for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to financial statements.

JUNE 30, 2025	7

SCHEDULE OF INVESTMENTS

June 30, 2025

Sit Global Dividend Growth Fund

Investments are grouped by geographic region

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 95.4%

Asia - 4.9%

Australia - 2.2%
Atlassian Corp. *	3,445	699,645
Macquarie Group, Ltd.	3,810	573,552

		1,273,197

Japan - 1.1%
Recruit Holdings Co., Ltd.	10,600	628,249

Singapore - 1.6%
Singapore Technologies Engineering, Ltd.	155,000	949,627

Europe - 30.1%

Belgium - 1.5%
D’ieteren Group	3,950	848,690

France - 1.0%
Safran SA, ADR	7,520	614,158

Germany - 5.8%
Allianz SE, ADR	27,090	1,097,887
Infineon Technologies AG	6,275	266,949
Muenchener Rueckversicherungs AG	1,470	953,412
Siemens AG	4,250	1,089,618

		3,407,866

Ireland - 4.4%
Accenture, PLC	3,285	981,854
Linde, PLC	1,445	677,965
Trane Technologies, PLC	2,125	929,496

		2,589,315

Spain - 1.9%
Iberdrola SA	59,010	1,132,331

Switzerland - 4.7%
Chubb, Ltd.	2,290	663,459
Lonza Group AG	930	662,235
Nestle SA	4,885	485,329
Partners Group Holding AG	705	919,623

		2,730,646

United Kingdom - 10.8%
AstraZeneca, PLC, ADR	15,040	1,050,995
BAE Systems, PLC	27,380	709,006
Compass Group, PLC	14,170	479,843
Diageo, PLC, ADR	4,125	415,965
London Stock Exchange Group, PLC	6,715	980,265
Man Group, PLC	216,290	502,042
RELX, PLC	14,120	763,771
Shell, PLC, ADR	20,055	1,412,073

		6,313,960

North America - 60.4%

United States - 60.4%
Abbott Laboratories	7,230	983,352
AbbVie, Inc.	750	139,215
Alphabet, Inc. - Class A	8,790	1,549,062
Apple, Inc.	18,220	3,738,197
Applied Materials, Inc.	7,985	1,461,814

Name of Issuer	Quantity	Fair Value ($)

Arthur J Gallagher & Co.	3,685	1,179,642
Broadcom, Inc.	17,850	4,920,352
Cheniere Energy, Inc.	2,830	689,162
ConocoPhillips	4,025	361,203
Constellation Brands, Inc.	2,690	437,609
Eli Lilly & Co.	375	292,324
FedEx Corp.	1,900	431,889
Goldman Sachs Group, Inc.	1,370	969,617
Home Depot, Inc.	2,490	912,934
Honeywell International, Inc.	4,330	1,008,370
JPMorgan Chase & Co.	7,180	2,081,554
Lockheed Martin Corp.	1,525	706,288
McDonald’s Corp.	1,820	531,749
Microsoft Corp.	10,475	5,210,370
Mondelez International, Inc.	6,940	468,034
NVIDIA Corp.	11,500	1,816,885
Otis Worldwide Corp.	3,785	374,791
PepsiCo, Inc.	4,765	629,171
Salesforce, Inc.	705	192,246
Sherwin-Williams Co.	1,835	630,066
Thermo Fisher Scientific, Inc.	1,145	464,252
Union Pacific Corp.	3,960	911,117
UnitedHealth Group, Inc.	2,580	804,882
Waste Management, Inc.	2,880	659,002
WEC Energy Group, Inc.	3,010	313,642
Williams Cos., Inc.	8,500	533,885

		35,402,676

Total Common Stocks (cost: $22,421,361)		55,890,715

Short-Term Securities - 4.0%
Fidelity Inv. Money Mkt. Gvt. Fund, 4.23% (cost $2,318,255)	2,318,255	2,318,255

Total Investments in Securities - 99.4% (cost $24,739,616)		58,208,970

Other Assets and Liabilities, net - 0.6%		348,328

Net Assets - 100.0%		$58,557,298

*	Non-income producing security.

ADR	— American Depositary Receipt

PLC	— Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

See accompanying notes to financial statements.

8	FINANCIAL STATEMENTS AND OTHER INFORMATION

A summary of the levels for the Fund’s investments as of June 30, 2025 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Investment in Securities

	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks
Australia	1,273,197	—	—	1,273,197
Belgium	848,690	—	—	848,690
France	614,158	—	—	614,158
Germany	3,407,866	—	—	3,407,866
Ireland	2,589,315	—	—	2,589,315
Japan	628,249	—	—	628,249
Singapore	949,627	—	—	949,627
Spain	1,132,331	—	—	1,132,331
Switzerland	2,730,646	—	—	2,730,646
United Kingdom	6,313,960	—	—	6,313,960
United States	35,402,676	—	—	35,402,676
Short-Term Securities	2,318,255	—	—	2,318,255
Total:	58,208,970	—	—	58,208,970

Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs).

There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to financial statements.

JUNE 30, 2025	9

SCHEDULE OF INVESTMENTS

June 30, 2025

Sit Large Cap Growth Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 96.8%

Consumer Durables - 1.7%
Sony Group Corp., ADR	66,000	1,717,980
Take-Two Interactive Software, Inc. *	9,700	2,355,645

		4,073,625

Consumer Non-Durables - 1.7%
Constellation Brands, Inc.	7,425	1,207,899
Mondelez International, Inc.	12,850	866,604
NIKE, Inc.	9,050	642,912
PepsiCo, Inc.	10,000	1,320,400

		4,037,815

Consumer Services - 2.8%
McDonald’s Corp.	6,650	1,942,930
Visa, Inc.	13,650	4,846,433

		6,789,363

Electronic Technology - 28.5%
Apple, Inc.	104,575	21,455,653
Applied Materials, Inc.	22,175	4,059,577
Arista Networks, Inc. *	15,000	1,534,650
Broadcom, Inc.	34,300	9,454,795
NVIDIA Corp.	173,100	27,348,069
Palo Alto Networks, Inc. *	18,450	3,775,608
Vertiv Holdings Co.	6,175	792,932

		68,421,284

Energy Minerals - 0.9%
ConocoPhillips	24,600	2,207,604

Finance - 2.7%
Chubb, Ltd.	5,050	1,463,086
Goldman Sachs Group, Inc.	5,150	3,644,913
JPMorgan Chase & Co.	4,900	1,420,559

		6,528,558

Health Services - 1.7%
Centene Corp. *	16,425	891,549
UnitedHealth Group, Inc.	10,125	3,158,696

		4,050,245

Health Technology - 6.0%
Abbott Laboratories	15,500	2,108,155
AbbVie, Inc.	2,975	552,219
Dexcom, Inc. *	22,000	1,920,380
Eli Lilly & Co.	5,940	4,630,408
Intuitive Surgical, Inc. *	5,400	2,934,414
Thermo Fisher Scientific, Inc.	5,250	2,128,665
Zimmer Biomet Holdings, Inc.	3,075	280,471

		14,554,712

Industrial Services - 1.7%
Cheniere Energy, Inc.	13,675	3,330,136
Williams Cos., Inc.	11,800	741,158

		4,071,294

Non-Energy Minerals - 0.3%
Trex Co., Inc. *	13,800	750,444

Process Industries - 1.3%
Linde, PLC	2,650	1,243,327

Name of Issuer	Quantity	Fair Value ($)
Sherwin-Williams Co.	5,225	1,794,056

		3,037,383

Producer Manufacturing - 5.5%
BAE Systems, PLC, ADR	15,500	1,628,585
Eaton Corp., PLC	3,975	1,419,035
Emerson Electric Co.	9,800	1,306,634
General Dynamics Corp.	3,550	1,035,393
Honeywell International, Inc.	8,425	1,962,014
Northrop Grumman Corp.	1,875	937,463
Parker-Hannifin Corp.	3,150	2,200,181
Siemens AG, ADR	21,675	2,793,257

		13,282,562

Retail Trade - 9.8%
Amazon.com, Inc. *	63,000	13,821,570
Home Depot, Inc.	8,425	3,088,942
Netflix, Inc. *	2,300	3,079,999
TJX Cos., Inc.	18,075	2,232,082
Ulta Beauty, Inc. *	2,800	1,309,896

		23,532,489

Technology Services - 30.2%
Accenture, PLC	10,200	3,048,678
Adobe, Inc. *	6,250	2,418,000
Alphabet, Inc. - Class A	12,500	2,202,875
Alphabet, Inc. - Class C	73,500	13,038,165
Atlassian Corp. *	7,675	1,558,716
Autodesk, Inc. *	6,300	1,950,291
Intuit, Inc.	5,200	4,095,676
Meta Platforms, Inc.	13,225	9,761,240
Microsoft Corp.	55,000	27,357,550
Paycom Software, Inc.	2,500	578,500
salesforce.com, Inc.	15,225	4,151,705
ServiceNow, Inc. *	2,275	2,338,882

		72,500,278

Transportation - 1.6%
FedEx Corp.	7,575	1,721,873
Union Pacific Corp.	9,200	2,116,736

		3,838,609

Utilities - 0.4%
NextEra Energy, Inc.	13,100	909,402

Total Common Stocks (cost: $71,409,010)		232,585,667

Short-Term Securities - 2.2%
Fidelity Inv. Money Mkt. Gvt. Fund, 4.23% (cost $5,364,065)	5,364,065	5,364,065

Total Investments in Securities - 99.0% (cost $76,773,075)		237,949,732

Other Assets and Liabilities, net - 1.0%		2,304,834

Net Assets - 100.0%		$240,254,566

See accompanying notes to financial statements.

10	FINANCIAL STATEMENTS AND OTHER INFORMATION

*	Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of June 30, 2025 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Investment in Securities

	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks**	232,585,667	—	—	232,585,667
Short-Term Securities	5,364,065	—	—	5,364,065
Total:	237,949,732	—	—	237,949,732

**	For equity securities categorized in a single level, refer to the detail above for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to financial statements.

JUNE 30, 2025	11

SCHEDULE OF INVESTMENTS

June 30, 2025

Sit ESG Growth Fund

Investments are grouped by geographic region.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 94.3%

Asia - 7.2%

Japan - 5.4%
Keyence Corp.	200	80,331
Recruit Holdings Co., Ltd.	3,100	183,733
Sony Group Corp., ADR	10,875	283,076
Terumo Corp.	8,800	161,939

		709,079

Singapore - 1.8%
Singapore Technologies Engineering, Ltd.	37,400	229,135

Europe - 31.3%

Belgium - 0.5%
D’ieteren Group	340	73,052

France - 1.7%
Safran SA, ADR	2,750	224,593

Germany - 6.3%
Allianz SE, ADR	7,100	287,745
Deutsche Post AG	1,550	71,590
Infineon Technologies AG	1,225	52,114
Muenchener Rueckversicherungs AG	275	178,359
Siemens AG, ADR	1,775	228,744

		818,552

Ireland - 6.0%
Accenture, PLC	750	224,168
CRH, PLC	1,200	110,160
Medtronic, PLC	725	63,198
Trane Technologies, PLC	875	382,734

		780,260

Netherlands - 0.4%
ASML Holding NV	65	52,090

Spain - 2.4%
Iberdrola SA, ADR	4,050	311,769

Switzerland - 3.0%
Chubb, Ltd.	250	72,430
Lonza Group AG	185	131,735
Nestle SA, ADR	1,200	119,184
Ypsomed Holding AG	125	66,560

		389,909

United Kingdom - 11.0%
AstraZeneca, PLC, ADR	3,625	253,315
BAE Systems, PLC, ADR	1,450	152,352
Coca-Cola Europacific Partners, PLC	2,100	194,712
Compass Group, PLC	3,600	121,908
Diageo, PLC, ADR	785	79,159
Entain, PLC	10,225	126,458
Man Group, PLC	55,725	129,346
RELX, PLC, ADR	4,700	255,398
Rentokil Initial, PLC, ADR	2,375	57,000
Smith & Nephew, PLC	4,100	62,638

		1,432,286

Name of Issuer	Quantity	Fair Value ($)

North America - 55.8%

United States - 55.8%
AbbVie, Inc.	160	29,699
Adobe, Inc. *	450	174,096
AES Corp.	3,025	31,823
Alphabet, Inc. - Class A	2,500	440,575
Apple, Inc.	3,600	738,612
Broadcom, Inc.	1,925	530,626
Cheniere Energy, Inc.	775	188,728
Dexcom, Inc. *	1,080	94,273
Ecolab, Inc.	325	87,568
Eli Lilly & Co.	85	66,260
FedEx Corp.	375	85,241
Gilead Sciences, Inc.	640	70,957
Goldman Sachs Group, Inc.	600	424,650
Home Depot, Inc.	745	273,147
JPMorgan Chase & Co.	1,075	311,653
Lockheed Martin Corp.	275	127,364
Microsoft Corp.	2,000	994,820
NIKE, Inc.	850	60,384
NVIDIA Corp.	9,250	1,461,408
PepsiCo, Inc.	875	115,535
salesforce.com, Inc.	850	231,787
Starbucks Corp.	1,000	91,630
T Rowe Price Group, Inc.	475	45,837
TJX Cos., Inc.	1,380	170,416
UnitedHealth Group, Inc.	500	155,985
Visa, Inc.	475	168,649
Williams Cos., Inc.	1,800	113,058

		7,284,781

Total Common Stocks (cost: $5,334,451)		12,305,506

Short-Term Securities - 5.1%
Fidelity Inv. Money Mkt. Gvt. Fund, 4.23% (cost $659,851)	659,851	659,851

Total Investments in Securities - 99.4% (cost $5,994,302)		12,965,357

Other Assets and Liabilities, net - 0.6%		75,620

Net Assets - 100.0%		$13,040,977

* Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

See accompanying notes to financial statements.

12	FINANCIAL STATEMENTS AND OTHER INFORMATION

A summary of the levels for the Fund’s investments as of June 30, 2025 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Investment in Securities

	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks
Belgium	73,052	—	—	73,052
France	224,593	—	—	224,593
Germany	818,552	—	—	818,552
Ireland	780,260	—	—	780,260
Japan	709,079	—	—	709,079
Netherlands	52,090	—	—	52,090
Singapore	229,135	—	—	229,135
Spain	311,769	—	—	311,769
Switzerland	389,909	—	—	389,909
United Kingdom	1,432,286	—	—	1,432,286
United States	7,284,781	—	—	7,284,781
Short-Term Securities	659,851	—	—	659,851
Total:	12,965,357	—	—	12,965,357

Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs).

There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to financial statements.

JUNE 30, 2025	13

SCHEDULE OF INVESTMENTS

June 30, 2025

Sit Mid Cap Growth Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 94.9%

Commercial Services - 2.4%
Amentum Holdings, Inc. *	26,202	618,629
Booz Allen Hamilton Holding Corp.	27,550	2,868,782
Copart, Inc. *	32,000	1,570,240

		5,057,651

Consumer Durables - 1.0%
Take-Two Interactive Software, Inc. *	4,892	1,188,022
YETI Holdings, Inc. *	28,100	885,712

		2,073,734

Consumer Non-Durables - 2.5%
Coca-Cola Europacific Partners, PLC	40,700	3,773,704
elf Beauty, Inc. *	12,250	1,524,390

		5,298,094

Consumer Services - 0.9%
Nexstar Media Group, Inc.	11,550	1,997,573

Electronic Technology - 21.3%
Applied Materials, Inc.	24,350	4,457,754
Arista Networks, Inc. *	140,300	14,354,093
Broadcom, Inc.	68,025	18,751,091
Ciena Corp. *	16,525	1,343,978
Coherent Corp. *	7,550	673,536
Monolithic Power Systems, Inc.	5,400	3,949,452
Vertiv Holdings Co.	11,575	1,486,346

		45,016,250

Energy Minerals - 1.0%
Northern Oil & Gas, Inc.	73,100	2,072,385

Finance - 10.4%
Air Lease Corp.	32,900	1,924,321
Ameriprise Financial, Inc.	10,000	5,337,300
Arthur J Gallagher & Co.	11,600	3,713,392
Carlyle Group, Inc.	85,700	4,404,980
Intercontinental Exchange, Inc.	25,300	4,641,791
Reinsurance Group of America, Inc.	10,300	2,043,108

		22,064,892

Health Services - 3.7%
Encompass Health Corp.	24,800	3,041,224
Molina Healthcare, Inc. *	6,250	1,861,875
Tenet Healthcare Corp. *	16,725	2,943,600

		7,846,699

Health Technology - 10.4%
Align Technology, Inc. *	6,025	1,140,713
Ascendis Pharma A/S, ADR *	10,800	1,864,080
Dexcom, Inc. *	48,040	4,193,412
Exact Sciences Corp. *	40,850	2,170,769
Glaukos Corp. *	16,750	1,730,107
IDEXX Laboratories, Inc. *	5,500	2,949,870
Insulet Corp. *	12,150	3,817,287
Natera, Inc. *	9,500	1,604,930
Thermo Fisher Scientific, Inc.	6,100	2,473,306

		21,944,474

Industrial Services - 5.4%
Cheniere Energy, Inc.	15,500	3,774,560

Name of Issuer	Quantity	Fair Value ($)
Jacobs Solutions, Inc.	24,700	3,246,815
Waste Connections, Inc.	23,400	4,369,248

		11,390,623

Non-Energy Minerals - 1.0%
Trex Co., Inc. *	38,625	2,100,428

Producer Manufacturing - 11.4%
AMETEK, Inc.	14,675	2,655,588
Axon Enterprise, Inc. *	6,800	5,629,992
BWX Technologies, Inc.	17,400	2,506,644
Carlisle Cos., Inc.	10,075	3,762,005
Donaldson Co., Inc.	22,950	1,591,583
Dover Corp.	21,875	4,008,156
Hubbell, Inc.	7,500	3,063,075
Xylem, Inc.	7,900	1,021,944

		24,238,987

Retail Trade - 4.6%
TJX Cos., Inc.	46,500	5,742,285
Ulta Beauty, Inc. *	8,600	4,023,252

		9,765,537

Technology Services - 17.3%
ANSYS, Inc. *	10,750	3,775,615
Atlassian Corp. *	16,950	3,442,375
Autodesk, Inc. *	14,800	4,581,636
Booking Holdings, Inc.	450	2,605,158
Crowdstrike Holdings, Inc. *	6,500	3,310,515
Dynatrace, Inc. *	65,375	3,609,354
Euronet Worldwide, Inc. *	16,075	1,629,683
HubSpot, Inc. *	6,825	3,799,000
Paycom Software, Inc.	7,600	1,758,640
PTC, Inc. *	32,550	5,609,667
Spotify Technology SA *	3,250	2,493,855

		36,615,498

Transportation - 1.0%
Alaska Air Group, Inc. *	17,300	856,004
Knight-Swift Transportation Holdings, Inc.	28,500	1,260,555

		2,116,559

Utilities - 0.6%
WEC Energy Group, Inc.	12,800	1,333,760

Total Common Stocks (cost: $70,062,216)		200,933,144

Short-Term Securities - 4.8%
Fidelity Inv. Money Mkt. Gvt. Fund, 4.23% (cost $10,056,703)	10,056,703	10,056,703

Total Investments in Securities - 99.7% (cost $80,118,919)		210,989,847

Other Assets and Liabilities, net - 0.3%		562,452

Net Assets - 100.0%		$211,552,299

See accompanying notes to financial statements.

14	FINANCIAL STATEMENTS AND OTHER INFORMATION

*	Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of June 30, 2025 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Investment in Securities

	Level 1	Level 2	Level 3
	Quoted Prices ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)
Common Stocks**	200,933,144	—	—	200,933,144
Short-Term Securities	10,056,703	—	—	10,056,703
Total:	210,989,847	—	—	210,989,847

**	For equity securities categorized in a single level, refer to the detail above for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to financial statements.

JUNE 30, 2025	15

SCHEDULE OF INVESTMENTS

June 30, 2025

Sit Small Cap Dividend Growth Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 93.2%

Commercial Services - 2.8%
Booz Allen Hamilton Holding Corp.	2,700	281,151
Brink’s Co.	1,825	162,954
Colliers International Group, Inc.	3,600	469,944
FTI Consulting, Inc. *	1,000	161,500

		1,075,549

Communications - 0.6%
Iridium Communications, Inc.	7,050	212,699

Consumer Durables - 0.8%
Century Communities, Inc.	2,175	122,496
National Presto Industries, Inc.	750	73,470
YETI Holdings, Inc. *	4,075	128,444

		324,410

Consumer Non-Durables - 1.4%
Crocs, Inc. *	1,700	172,176
Sensient Technologies Corp.	3,650	359,598

		531,774

Consumer Services - 1.3%
Nexstar Media Group, Inc.	1,800	311,310
Vail Resorts, Inc.	1,100	172,843

		484,153

Electronic Technology - 5.6%
Coherent Corp. *	4,475	399,214
Entegris, Inc.	1,875	151,219
MKS, Inc.	3,975	394,956
Monolithic Power Systems, Inc.	1,050	767,949
Power Integrations, Inc.	7,050	394,095

		2,107,433

Energy Minerals - 2.5%
Chord Energy Corp.	5,500	532,675
Northern Oil & Gas, Inc.	14,275	404,696

		937,371

Finance - 24.8%
Air Lease Corp.	8,175	478,156
Artisan Partners Asset Management, Inc.	5,350	237,165
Axis Capital Holdings, Ltd.	5,625	583,988
Broadstone Net Lease, Inc.	18,800	301,740
Cadence Bank	17,025	544,459
CareTrust REIT, Inc.	16,900	517,140
Carlyle Group, Inc.	8,075	415,055
CNO Financial Group, Inc.	14,000	540,120
Columbia Banking System, Inc.	17,875	417,918
CubeSmart	5,250	223,125
Essential Properties Realty Trust, Inc.	10,050	320,696
Evercore, Inc.	2,315	625,096
HA Sustainable Infrastructure Capital, Inc.	4,825	129,599
Hanover Insurance Group, Inc.	2,475	420,428
Hercules Capital, Inc.	7,725	141,213
Horace Mann Educators Corp.	12,900	554,313
Janus Henderson Group, PLC	6,100	236,924
Old National Bancorp	29,350	626,329
Piper Sandler Cos.	1,450	403,013
Provident Financial Services, Inc.	19,975	350,162
Stifel Financial Corp.	5,300	550,034

Name of Issuer	Quantity	Fair Value ($)
Synovus Financial Corp.	9,775	505,856
Western Alliance Bancorp	3,625	282,678

		9,405,207

Health Services - 4.6%
Acadia Healthcare Co., Inc. *	3,675	83,386
Addus HomeCare Corp. *	5,545	638,729
Encompass Health Corp.	4,275	524,243
Tenet Healthcare Corp. *	2,875	506,000

		1,752,358

Health Technology - 7.1%
AtriCure, Inc. *	17,300	566,921
Bio-Techne Corp.	4,100	210,945
Glaukos Corp. *	3,025	312,452
iRadimed Corp.	3,450	206,275
Lantheus Holdings, Inc. *	4,250	347,905
STERIS, PLC	975	234,215
Supernus Pharmaceuticals, Inc. *	11,525	363,268
Vericel Corp. *	10,825	460,604

		2,702,585

Industrial Services - 12.7%
Argan, Inc.	4,300	948,064
DT Midstream, Inc.	5,600	615,496
EMCOR Group, Inc.	1,850	989,546
Golar LNG, Ltd.	10,650	438,673
KBR, Inc.	10,775	516,554
Kodiak Gas Services, Inc.	18,400	630,568
TechnipFMC, PLC	19,550	673,302

		4,812,203

Non-Energy Minerals - 3.0%
AZEK Co., Inc. *	5,700	309,795
Commercial Metals Co.	3,950	193,195
Eagle Materials, Inc.	2,075	419,378
MP Materials Corp. *	6,600	219,582

		1,141,950

Process Industries - 5.0%
Avient Corp.	8,900	287,559
Cabot Corp.	2,450	183,750
CSW Industrials, Inc.	1,200	344,196
Huntsman Corp.	4,650	48,453
Olin Corp.	11,500	231,035
Silgan Holdings, Inc.	11,400	617,652
Stepan Co.	3,325	181,478

		1,894,123

Producer Manufacturing - 15.6%
AeroVironment, Inc. *	2,775	790,736
AZZ, Inc.	3,650	344,852
Belden, Inc.	3,175	367,665
BWX Technologies, Inc.	3,150	453,789
Carlisle Cos., Inc.	775	289,385
Crane Co.	3,275	621,890
Crane NXT Co.	3,275	176,522
Donaldson Co., Inc.	4,700	325,945
EnPro, Inc.	2,150	411,833
Flowserve Corp.	12,475	653,066
Hubbell, Inc.	850	347,148
Huntington Ingalls Industries, Inc.	1,625	392,373

See accompanying notes to financial statements.

16	FINANCIAL STATEMENTS AND OTHER INFORMATION

Name of Issuer	Quantity	Fair Value ($)
Lincoln Electric Holdings, Inc.	1,075	222,869
Regal Rexnord Corp.	2,350	340,656
Zurn Water Solutions Corp.	4,700	171,879

		5,910,608

Retail Trade - 2.1%
Boot Barn Holdings, Inc. *	1,810	275,120
Casey’s General Stores, Inc.	1,025	523,027

		798,147

Technology Services - 1.1%
Globant SA *	2,625	238,455
nCino, Inc. *	6,035	168,799

		407,254

Transportation - 1.2%
Knight-Swift Transportation Holdings, Inc.	3,700	163,651
TFI International, Inc.	3,475	311,603

		475,254

Utilities - 1.0%
Chesapeake Utilities Corp.	3,075	369,677

Total Common Stocks (cost: $25,232,662)		35,342,755

Short-Term Securities - 7.2%
Fidelity Inv. Money Mkt. Gvt. Fund, 4.23% (cost $2,745,039)	2,745,039	2,745,039

Total Investments in Securities - 100.4% (cost $27,977,701)		38,087,794

Other Assets and Liabilities, net - (0.4)%		(161,363)

Net Assets - 100.0%		$37,926,431

*	Non-income producing security.

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of June 30, 2025 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted Prices ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)
Common Stocks**	35,342,755	—	—	35,342,755
Short-Term Securities	2,745,039	—	—	2,745,039
Total:	38,087,794	—	—	38,087,794

**	For equity securities categorized in a single level, refer to the detail above for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to financial statements.

JUNE 30, 2025	17

SCHEDULE OF INVESTMENTS

June 30, 2025

Sit Small Cap Growth Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 95.0%

Commercial Services - 3.7%
ASGN, Inc. *	17,500	873,775
Booz Allen Hamilton Holding Corp.	13,150	1,369,310
Colliers International Group, Inc.	11,050	1,442,467
FTI Consulting, Inc. *	3,075	496,612

		4,182,164

Consumer Durables - 1.3%
Take-Two Interactive Software, Inc. *	4,075	989,614
YETI Holdings, Inc. *	15,850	499,592

		1,489,206

Consumer Non-Durables - 1.2%
Crocs, Inc. *	6,575	665,916
Sensient Technologies Corp.	6,775	667,473

		1,333,389

Consumer Services - 0.8%
Nexstar Media Group, Inc.	5,350	925,283

Electronic Technology - 11.7%
Arista Networks, Inc. *	48,900	5,002,959
Ciena Corp. *	14,150	1,150,820
Coherent Corp. *	20,075	1,790,891
Entegris, Inc.	5,249	423,332
MKS, Inc.	13,400	1,331,424
Monolithic Power Systems, Inc.	5,025	3,675,184

		13,374,610

Energy Minerals - 1.0%
Northern Oil & Gas, Inc.	39,300	1,114,155

Finance - 7.1%
Air Lease Corp.	33,325	1,949,179
Artisan Partners Asset Management, Inc.	25,750	1,141,497
Axis Capital Holdings, Ltd.	22,125	2,297,018
Hanover Insurance Group, Inc.	5,425	921,545
Old National Bancorp	12,225	260,881
Stifel Financial Corp.	11,800	1,224,604
Western Alliance Bancorp	3,600	280,728

		8,075,452

Health Services - 4.4%
Addus HomeCare Corp. *	15,250	1,756,647
Encompass Health Corp.	13,525	1,658,571
Tenet Healthcare Corp. *	9,050	1,592,800

		5,008,018

Health Technology - 12.8%
Align Technology, Inc. *	2,150	407,060
ARS Pharmaceuticals, Inc. *	33,225	579,776
Ascendis Pharma A/S, ADR *	6,300	1,087,380
AtriCure, Inc. *	60,800	1,992,416
Bio-Techne Corp.	14,800	761,460
Establishment Labs Holdings, Inc. *	17,900	764,509
Exact Sciences Corp. *	12,425	660,265
Glaukos Corp. *	9,000	929,610
Insulet Corp. *	3,525	1,107,484
Lantheus Holdings, Inc. *	15,825	1,295,435
PROCEPT BioRobotics Corp. *	21,550	1,241,280
STERIS, PLC	3,475	834,764

Name of Issuer	Quantity	Fair Value ($)
Supernus Pharmaceuticals, Inc. *	34,775	1,096,108
TransMedics Group, Inc. *	5,625	753,806
Vericel Corp. *	25,975	1,105,236

		14,616,589

Industrial Services - 14.3%
Argan, Inc.	14,525	3,202,472
EMCOR Group, Inc.	7,950	4,252,376
Golar LNG, Ltd.	33,600	1,383,984
KBR, Inc.	38,450	1,843,293
Kodiak Gas Services, Inc.	14,700	503,769
TechnipFMC, PLC	73,550	2,533,062
Waste Connections, Inc.	14,025	2,618,748

		16,337,704

Non-Energy Minerals - 4.9%
AZEK Co., Inc. *	24,200	1,315,270
Eagle Materials, Inc.	10,300	2,081,733
MP Materials Corp. *	33,350	1,109,555
Trex Co., Inc. *	20,825	1,132,463

		5,639,021

Process Industries - 1.8%
Cabot Corp.	7,700	577,500
CSW Industrials, Inc.	3,650	1,046,929
Olin Corp.	19,775	397,280

		2,021,709

Producer Manufacturing - 14.8%
AeroVironment, Inc. *	6,650	1,894,917
AZZ, Inc.	18,450	1,743,156
Belden, Inc.	13,600	1,574,880
Carlisle Cos., Inc.	2,200	821,480
Crane Co.	13,700	2,601,493
Crane NXT Co.	19,075	1,028,143
Donaldson Co., Inc.	17,275	1,198,021
Flowserve Corp.	27,475	1,438,316
Hubbell, Inc.	4,375	1,786,794
Lincoln Electric Holdings, Inc.	5,400	1,119,528
Regal Rexnord Corp.	6,755	979,205
Zurn Water Solutions Corp.	19,325	706,715

		16,892,648

Retail Trade - 4.1%
Boot Barn Holdings, Inc. *	6,775	1,029,800
Casey’s General Stores, Inc.	4,300	2,194,161
Ulta Beauty, Inc. *	3,050	1,426,851

		4,650,812

Technology Services - 7.8%
ANSYS, Inc. *	2,950	1,036,099
Euronet Worldwide, Inc. *	5,050	511,969
Globant SA *	11,350	1,031,034
HubSpot, Inc. *	3,175	1,767,300
nCino, Inc. *	15,975	446,821
Paycom Software, Inc.	6,225	1,440,465
PTC, Inc. *	15,375	2,649,727

		8,883,415

Transportation - 2.8%
Alaska Air Group, Inc. *	17,675	874,559
Knight-Swift Transportation Holdings, Inc.	18,725	828,207

See accompanying notes to financial statements.

18	FINANCIAL STATEMENTS AND OTHER INFORMATION

Name of Issuer	Quantity	Fair Value ($)
TFI International, Inc.	16,525	1,481,797

		3,184,563

Utilities - 0.5%
Chesapeake Utilities Corp.	4,925	592,084

Total Common Stocks (cost: $54,554,730)		108,320,822

Short-Term Securities - 4.3%
Fidelity Inv. Money Mkt. Gvt. Fund, 4.23% (cost $4,897,731)	4,897,731	4,897,731

Total Investments in Securities - 99.3% (cost $59,452,461)		113,218,553

Other Assets and Liabilities, net - 0.7%		820,692

Net Assets - 100.0%		$114,039,245

*	Non-income producing security.

ADR — American Depositary Receipt
PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of June 30, 2025 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Investment in Securities
	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks**	108,320,822	—	—	108,320,822
Short-Term Securities	4,897,731	—	—	4,897,731
Total:	113,218,553	—	—	113,218,553

**	For equity securities categorized in a single level, refer to the detail above for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to financial statements.

JUNE 30, 2025	19

SCHEDULE OF INVESTMENTS

June 30, 2025

Sit International Growth Fund

Investments are grouped by geographic region.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 97.0%

Asia - 21.9%

Australia - 4.3%
Atlassian Corp. *	1,425	289,403
BHP Group, Ltd., ADR	2,900	139,461
Lynas Rare Earths, Ltd. *	46,625	264,209
Macquarie Group, Ltd.	2,225	334,948
Rio Tinto, PLC, ADR	4,400	256,652
Westpac Banking Corp.	4,425	98,611

		1,383,284

China/Hong Kong - 2.3%
AIA Group, Ltd.	32,200	288,776
Baidu, Inc., ADR *	1,075	92,192
ENN Energy Holdings, Ltd.	18,400	146,967
Ping An Insurance Group Co. of China, Ltd.	33,500	212,737

		740,672

India - 0.6%
HDFC Bank, Ltd., ADR	2,400	184,008

Japan - 9.1%
Keyence Corp.	1,000	401,653
Mitsubishi Heavy Industries, Ltd.	18,000	451,234
Recruit Holdings Co., Ltd.	11,200	663,810
Sony Group Corp., ADR	35,325	919,510
Terumo Corp.	24,800	456,373

		2,892,580

Singapore - 3.9%
DBS Group Holdings, Ltd.	17,160	606,100
Singapore Technologies Engineering, Ltd.	104,800	642,070

		1,248,170

South Korea - 0.6%
Samsung Electronics Co., Ltd., GDR	185	203,685

Taiwan - 1.1%
Hon Hai Precision Industry Co., Ltd., GDR	11,750	126,900
Taiwan Semiconductor Co., ADR	1,000	226,490

		353,390

Europe - 60.5%

Belgium - 2.7%
D’ieteren Group	2,150	461,945
UCB SA	2,025	398,234

		860,179

Denmark - 1.8%
Ascendis Pharma A/S, ADR *	1,000	172,600
Novo Nordisk A/S, ADR	5,825	402,041

		574,641

France - 11.2%
AXA SA	11,750	576,751
Dassault Systemes SE	11,700	423,521
Elis SA	12,125	347,639
Safran SA	2,590	841,741
Schneider Electric SE	3,970	1,055,945

Name of Issuer	Quantity	Fair Value ($)

Societe Generale SA	5,525	315,972

		3,561,569

Germany - 8.3%
Allianz SE	1,935	784,319
Deutsche Post AG	6,550	302,528
Infineon Technologies AG	5,950	253,123
Muenchener Rueckversicherungs AG	800	518,863
Siemens AG	3,100	794,780

		2,653,613

Ireland - 2.6%
Accenture, PLC	550	164,390
CRH, PLC	2,800	257,040
Linde, PLC	500	234,590
STERIS, PLC	825	198,182

		854,202

Netherlands - 3.6%
Adyen NV *, 4	84	154,200
ASML Holding NV	1,025	821,425
Stellantis NV	16,375	164,241

		1,139,866

Spain - 3.4%
Cellnex Telecom SA [4]	5,200	201,830
Iberdrola SA	45,900	880,766

		1,082,596

Sweden - 1.1%
Evolution AB, ADR	2,325	184,605
Hexagon AB	16,200	162,943

		347,548

Switzerland - 8.1%
Galderma Group AG	1,350	195,665
Lonza Group AG	590	420,127
Nestle SA	3,600	357,663
On Holding AG *	8,625	448,931
Partners Group Holding AG	490	639,171
TE Connectivity, PLC	1,100	185,537
Ypsomed Holding AG	325	173,058
Zurich Insurance Group AG	255	178,238

		2,598,390

United Kingdom - 17.7%
AstraZeneca, PLC, ADR	10,125	707,535
BAE Systems, PLC	28,250	731,535
Coca-Cola Europacific Partners, PLC	5,400	500,688
Compass Group, PLC	10,625	359,797
Diageo, PLC, ADR	1,840	185,546
Entain, PLC	27,600	341,345
London Stock Exchange Group, PLC	4,200	613,122
Man Group, PLC	93,600	217,260
Reckitt Benckiser Group, PLC	3,100	210,846
RELX, PLC	9,750	527,392
Rentokil Initial, PLC	47,250	228,364
Shell, PLC, ADR	12,250	862,522
Smith & Nephew, PLC	10,175	155,449

		5,641,401

See accompanying notes to financial statements.

20	FINANCIAL STATEMENTS AND OTHER INFORMATION

Name of Issuer	Quantity	Fair Value ($)

Latin America - 0.9%

Argentina - 0.9%
Globant SA *	2,050	186,222
MercadoLibre, Inc. *	40	104,545

		290,767

North America - 13.7%

Canada - 3.4%
Alimentation Couche-Tard, Inc.	7,400	367,840
Colliers International Group, Inc.	1,600	208,864
Waste Connections, Inc.	2,750	513,480

		1,090,184

United States - 10.3%
Broadcom, Inc.	10,250	2,825,412
Euronet Worldwide, Inc. *	1,375	139,398
Mondelez International, Inc.	4,800	323,712

		3,288,522

Total Common Stocks (cost: $17,527,356)		30,989,267

Investment Companies 0.5%
iShares MSCI India ETF (cost $95,267)	3,200	178,176

Short-Term Securities - 1.7%
Fidelity Inv. Money Mkt. Gvt. Fund, 4.23% (cost $527,597)	527,597	527,597

Total Investments in Securities - 99.2% (cost $18,150,220)		31,695,040

Other Assets and Liabilities, net - 0.8%		249,694

Net Assets - 100.0%		$31,944,734

*	Non-income producing security.
4

144A Restricted Security. The total value of such securities as of June 30, 2025 was $356,030 and represented 1.1% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

ADR — American Depositary Receipt
GDR — Global Depositary Receipt
PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

See accompanying notes to financial statements.

JUNE 30, 2025	21

SCHEDULE OF INVESTMENTS

June 30, 2025

Sit International Growth Fund (Continued)

A summary of the levels for the Fund’s investments as of June 30, 2025 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Investment in Securities

	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks
Argentina	290,767	—	—	290,767
Australia	1,383,284	—	—	1,383,284
Belgium	860,179	—	—	860,179
Canada	1,090,184	—	—	1,090,184
China/Hong Kong	740,672	—	—	740,672
Denmark	574,641	—	—	574,641
France	3,561,569	—	—	3,561,569
Germany	2,653,613	—	—	2,653,613
India	184,008	—	—	184,008
Ireland	854,202	—	—	854,202
Japan	2,892,580	—	—	2,892,580
Netherlands	1,139,866	—	—	1,139,866
Singapore	1,248,170	—	—	1,248,170
South Korea	203,685	—	—	203,685
Spain	1,082,596	—	—	1,082,596
Sweden	347,548	—	—	347,548
Switzerland	2,598,390	—	—	2,598,390
Taiwan	353,390	—	—	353,390
United Kingdom	5,641,401	—	—	5,641,401
United States	3,288,522	—	—	3,288,522
Investment Companies	178,176	—	—	178,176
Short-Term Securities	527,597	—	—	527,597
Total:	31,695,040	—	—	31,695,040

Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs).

There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to financial statements.

22	FINANCIAL STATEMENTS AND OTHER INFORMATION

[This page is intentionally left blank.]

JUNE 30, 2025	23

SCHEDULE OF INVESTMENTS

June 30, 2025

Sit Developing Markets Growth Fund

Investments are grouped by geographic region.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 91.7%

Africa/Middle East - 8.6%

Israel - 0.8%
NICE, Ltd., ADR *	500	84,455

South Africa - 7.8%
Bid Corp., Ltd.	9,850	260,068
Bidvest Group, Ltd.	5,525	72,877
Naspers, Ltd.	1,425	443,941

		776,886

Asia - 64.7%

Australia - 1.7%
Atlassian Corp. *	450	91,391
Rio Tinto, PLC, ADR	1,425	83,120

		174,511

China/Hong Kong - 20.3%
AIA Group, Ltd.	21,400	191,920
Alibaba Group Holding, Ltd., ADR	650	73,716
Baidu, Inc., ADR *	925	79,328
China Mengniu Dairy Co., Ltd.	28,000	57,427
ENN Energy Holdings, Ltd.	19,800	158,149
Hong Kong Exchanges & Clearing, Ltd.	5,100	272,088
Meituan *, 4	6,820	108,860
Ping An Insurance Group Co. of China, Ltd.	26,900	170,825
Sands China, Ltd.	42,400	88,257
Sinopharm Group Co., Ltd.	44,900	105,130
Tencent Holdings, Ltd.	8,200	525,430
Trip.com Group, Ltd., ADR	3,275	192,046

		2,023,176

India - 3.9%
HDFC Bank, Ltd., ADR	4,375	335,431
MakeMyTrip, Ltd. *	510	49,990

		385,421

Indonesia - 1.8%
Astra International Tbk PT	176,000	48,783
XLSMART Telecom Sejahtera Tbk PT	948,800	131,494

		180,277

Singapore - 9.6%
DBS Group Holdings, Ltd.	8,300	293,160
Flex, Ltd. *	4,000	199,680
Sea, Ltd, ADR *	1,225	195,927
Singapore Technologies Engineering, Ltd.	44,000	269,571

		958,338

South Korea - 8.4%
NAVER Corp.	450	87,526
Samsung Electronics Co., Ltd.	9,410	416,952
Shinhan Financial Group Co., Ltd.	4,150	188,804
SK Hynix, Inc.	650	140,634

		833,916

Taiwan - 17.4%
Cathay Financial Holding Co., Ltd.	88,784	190,868
Hon Hai Precision Industry Co., Ltd., GDR	16,625	179,550

Name of Issuer	Quantity	Fair Value ($)

Taiwan Semiconductor Co.	37,482	1,360,089

		1,730,507

Thailand - 1.6%
Bangkok Bank PCL	36,500	156,066

Europe - 1.1%

Netherlands - 1.1%
Prosus NV	1,940	108,480

Latin America - 6.9%

Argentina - 2.5%
Globant SA *	1,175	106,737
MercadoLibre, Inc. *	55	143,750

		250,487

Brazil - 1.3%
Banco Bradesco SA	30,350	93,903
Lojas Renner SA	8,943	32,311

		126,214

Chile - 1.2%
Banco Santander Chile, ADR	4,700	118,534

Peru - 1.9%
Southern Copper Corp.	1,868	188,985

North America - 10.4%

Mexico - 1.6%
Fomento Economico Mexicano, ADR	1,575	162,194

United States - 8.8%
Broadcom, Inc.	3,165	872,432

Total Common Stocks (cost: $5,141,372)		9,130,879

Investment Companies 5.4%iShares MSCI India ETF (cost $292,600)	9,750	542,880

Short-Term Securities - 1.6%
Fidelity Inv. Money Mkt. Gvt. Fund, 4.23% (cost $157,040)	157,040	157,040

Total Investments in Securities - 98.7% (cost $5,591,012)		9,830,799

Other Assets and Liabilities, net - 1.3%		133,952

Net Assets - 100.0%		$9,964,751

See accompanying notes to financial statements.

24	FINANCIAL STATEMENTS AND OTHER INFORMATION

*	Non-income producing security.

4

144A Restricted Security. The total value of such securities as of June 30, 2025 was $108,860 and represented 1.1% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of June 30, 2025 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Investment in Securities

	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks
Argentina	250,487	—	—	250,487
Australia	174,511	—	—	174,511
Brazil	126,214	—	—	126,214
Chile	118,534	—	—	118,534
China/Hong Kong	2,023,176	—	—	2,023,176
India	385,421	—	—	385,421
Indonesia	180,277	—	—	180,277
Israel	84,455	—	—	84,455
Mexico	162,194	—	—	162,194
Netherlands	108,480	—	—	108,480
Peru	188,985	—	—	188,985
Singapore	958,338	—	—	958,338
South Africa	776,886	—	—	776,886
South Korea	833,916	—	—	833,916
Taiwan	1,730,507	—	—	1,730,507
Thailand	156,066	—	—	156,066
United States	872,432	—	—	872,432
Investment Companies	542,880	—	—	542,880
Short-Term Securities	157,040	—	—	157,040
Total:	9,830,799	—	—	9,830,799

Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs).

There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to financial statements.

JUNE 30, 2025	25

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2025

	Sit Balanced Fund	Sit Dividend Growth Fund	Sit Global Dividend Growth Fund

ASSETS
Investments in securities, at identified cost	$40,752,451	$175,286,686	$24,739,616

Investments in securities, at fair value - see accompanying schedule for detail	$67,897,455	$245,955,229	$58,208,970
Cash in bank on demand deposit	155,517	—	7
Accrued interest and dividends receivable	190,553	246,291	163,427
Receivable for investment securities sold	—	149,564	—
Receivable for Fund shares sold	441,930	425,817	232,618

Total assets	68,685,455	246,776,901	58,605,022

LIABILITIES
Disbursements in excess of cash balances	—	—	—
Payable for investment securities purchased	51,740	—	—
Payable for Fund shares redeemed	248	36,993	1
Accrued investment management fees and advisory fees	43,461	137,646	46,701
Accrued Rule 12b-1 fees (Class S)	—	3,289	1,022

Total liabilities	95,449	177,928	47,724

Net assets applicable to outstanding capital stock	$68,590,006	$246,598,973	$58,557,298

Net assets consist of:
Capital (par value and paid-in surplus)	$40,427,635	$161,917,720	$24,418,282
Total distributable earnings (loss), including unrealized appreciation (depreciation)	28,162,371	84,681,253	34,139,016

	$68,590,006	$246,598,973	$58,557,298

Outstanding shares:
Common Shares (Class I)*	1,857,482	13,773,571	1,780,417

Common Shares (Class S)*	—	997,123	172,561

Net assets applicable to outstanding shares:
Common Shares (Class I)*	$68,590,006	$230,078,417	$53,390,565

Common Shares (Class S)*	—	16,520,556	5,166,733

Net asset value per share of outstanding capital stock:
Common Shares (Class I)*	$36.93	$16.70	$29.99

Common Shares (Class S)*	—	16.57	29.94

*	Dividend Growth, Global Dividend Growth, ESG Growth and Small Cap Dividend Growth Funds offer multiple share classes (I and S). All other Funds offer a single share class.

See accompanying notes to financial statements.

26	FINANCIAL STATEMENTS AND OTHER INFORMATION

$		$		$		$		$		$		$
Sit Large Cap Growth Fund		Sit ESG Growth Fund		Sit Mid Cap Growth Fund		Sit Small Cap Dividend Growth Fund		Sit Small Cap Growth Fund		Sit International Growth Fund		Sit Developing Markets Growth Fund

	$76,773,075		$5,994,302		$80,118,919		$27,977,701		$59,452,461		$18,150,220		$5,591,012

	$237,949,732		$12,965,357		$210,989,847		$38,087,794		$113,218,553		$31,695,040		$9,830,799
	—		5		—		—		—		13		—
	82,402		22,123		73,670		64,456		89,839		170,400		29,082
	1,331,644		—		615,456		—		969,161		—		—
	1,089,964		65,000		104,718		230,126		159,524		101,274		112,508

	240,453,742		13,052,485		211,783,691		38,382,376		114,437,077		31,966,727		9,972,389

	—		—		—		—		—		—		140
	—		—		—		—		260,201		—		—
	9,121		—		19,510		428,729		658		150		—
	190,055		10,322		211,882		25,875		136,973		21,843		7,498
	—		1,186		—		1,341		—		—		—

	199,176		11,508		231,392		455,945		397,832		21,993		7,638

	$240,254,566		$13,040,977		$211,552,299		$37,926,431		$114,039,245		$31,944,734		$9,964,751

	$73,683,141		$5,958,234		$78,403,317		$27,168,951		$57,991,842		$18,208,931		$5,817,825
	166,571,425		7,082,743		133,148,982		10,757,480		56,047,403		13,735,803		4,146,926

	$240,254,566		$13,040,977		$211,552,299		$37,926,431		$114,039,245		$31,944,734		$9,964,751

	3,024,972		290,794		8,515,296		1,783,224		1,743,252		1,282,956		506,495

	—		247,176		—		384,279		—		—		—

	$240,254,566		$7,082,759		$211,552,299		$31,208,265		$114,039,245		$31,944,734		$9,964,751

	—		5,958,218		—		6,718,166		—		—		—

	$79.42		$24.36		$24.84		$17.50		$65.42		$24.90		$19.67

	—		24.11		—		17.48		—		—		—

JUNE 30, 2025	27

STATEMENTS OF OPERATIONS

Year Ended June 30, 2025

			Sit
		Sit	Global
	Sit	Dividend	Dividend
	Balanced	Growth	Growth
	Fund	Fund	Fund

Investment income:
Income:
Dividends*	$493,435	$4,321,357	$975,434
Interest	1,048,450	99,974	62,885

Total income	1,541,885	4,421,331	1,038,319

Expenses (note 4):
Investment management and advisory service fee	663,692	2,396,282	671,845
12b-1 fees (Class S)	—	48,202	12,237

Total expenses	663,692	2,444,484	684,082

Less fees and expenses waived by investment adviser	(132,738)	(718,885)	(134,369)

Total net expenses	530,954	1,725,599	549,713

Net investment income (loss)	1,010,931	2,695,732	488,606

Realized and unrealized gain (loss):
Net realized gain (loss) on investments	1,275,930	24,952,202	899,873
Net realized gain (loss) on foreign currency transactions	—	—	(581)

Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	4,248,674	1,845,903	5,526,217

Net gain (loss)	5,524,604	26,798,105	6,425,509

Net increase (decrease) in net assets resulting from operations	$6,535,535	$29,493,837	$6,914,115

* Foreign taxes withheld on dividends received	$3,753	$1,106	$50,271

See accompanying notes to financial statements.

28	FINANCIAL STATEMENTS AND OTHER INFORMATION

			Sit			Sit
Sit	Sit	Sit	Small Cap	Sit	Sit	Developing
Large Cap	ESG	Mid Cap	Dividend	Small Cap	International	Markets
Growth	Growth	Growth	Growth	Growth	Growth	Growth
Fund	Fund	Fund	Fund	Fund	Fund	Fund

$1,739,603	$170,336	$1,572,564	$509,718	$901,411	$670,200	$187,712
268,688	18,565	184,544	107,074	141,818	20,983	6,864

2,008,291	188,901	1,757,108	616,792	1,043,229	691,183	194,576

2,228,273	147,656	2,567,266	411,893	1,727,901	432,900	183,629
—	13,635	—	15,939	—	—	—

2,228,273	161,291	2,567,266	427,832	1,727,901	432,900	183,629

—	(29,531)	—	(121,247)	—	(187,590)	(96,405)

2,228,273	131,760	2,567,266	306,585	1,727,901	245,310	87,224

(219,982)	57,141	(810,158)	310,207	(684,672)	445,873	107,352

5,882,760	145,493	2,887,794	810,155	3,639,225	(4,278)	(115,523)
—	242	—	(1)	—	(549)	(373)

17,957,771	1,538,237	20,729,872	1,663,821	1,943,833	4,284,652	1,642,739

23,840,531	1,683,972	23,617,666	2,473,975	5,583,058	4,279,825	1,526,843

$23,620,549	$1,741,113	$22,807,508	$2,784,182	$4,898,386	$4,725,698	$1,634,195

$11,622	$8,157	$7,196	$1,773	$9,216	$64,815	$22,555

JUNE 30, 2025	29

STATEMENTS OF CHANGES IN NET ASSETS

	Sit Balanced Fund		Sit Dividend Growth Fund
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024

Operations:
Net investment income (loss)	$1,010,931	$876,533	$2,695,732	$2,886,570
Net realized gain (loss) on investments and foreign currency transactions	1,275,930	488,045	24,952,202	16,528,458
Net change in unrealized appreciation (depreciation) of investments and foreign currency transactions	4,248,674	9,361,487	1,845,903	19,659,266

Net increase (decrease) in net assets resulting from operations	6,535,535	10,726,065	29,493,837	39,074,294

Distributions from:
Net investment income and net realized gains
Common shares (Class I)	(1,675,330)	(785,004)	(24,959,400)	(9,361,625)
Common shares (Class S)	—	—	(2,285,708)	(911,300)

Total distributions	(1,675,330)	(785,004)	(27,245,108)	(10,272,925)

Capital share transactions:
Proceeds from shares sold
Common Shares (Class I)	8,912,422	11,989,285	12,433,902	10,025,307
Common Shares (Class S)	—	—	800,836	1,501,060
Reinvested distributions
Common Shares (Class I)	1,421,048	701,735	22,510,260	8,610,760
Common Shares (Class S)	—	—	2,241,965	896,823
Payments for shares redeemed
Common Shares (Class I)	(10,938,960)	(7,748,651)	(29,283,859)	(32,477,006)
Common Shares (Class S)	—	—	(7,629,988)	(5,235,791)

Increase (decrease) in net assets from capital transactions	(605,490)	4,942,369	1,073,116	(16,678,847)

Total increase (decrease) in net assets	4,254,715	14,883,430	3,321,845	12,122,522

Net assets:
Beginning of year	64,335,291	49,451,861	243,277,128	231,154,606

End of year	$68,590,006	$64,335,291	$246,598,973	$243,277,128

Capital transactions in shares:
Sold
Common Shares (Class I)	255,008	388,376	760,323	664,126
Common Shares (Class S)	—	—	49,261	102,524
Reinvested distributions
Common Shares (Class I)	40,285	23,470	1,401,323	582,968
Common Shares (Class S)	—	—	140,519	61,144
Redeemed
Common Shares (Class I)	(317,094)	(252,191)	(1,777,507)	(2,190,153)
Common Shares (Class S)	—	—	(473,314)	(348,243)

Net increase (decrease)	(21,801)	159,655	100,605	(1,127,634)

See accompanying notes to financial statements.

30	FINANCIAL STATEMENTS AND OTHER INFORMATION

Sit Global Dividend Growth Fund		Sit Large Cap Growth Fund		Sit ESG Growth Fund
Year	Year	Year	Year	Year	Year
Ended	Ended	Ended	Ended	Ended	Ended
June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024

$488,606	$452,197	($219,982)	($93,966)	$57,141	$64,001

899,292	1,033,943	5,882,760	8,562,797	145,735	41,128

5,526,217	7,299,887	17,957,771	40,401,221	1,538,237	1,882,991

6,914,115	8,786,027	23,620,549	48,870,052	1,741,113	1,988,120

(1,169,200)	(447,677)	(8,975,525)	(3,193,469)	(36,809)	(39,839)
(112,522)	(32,328)	—	—	(19,191)	(25,161)

(1,281,722)	(480,005)	(8,975,525)	(3,193,469)	(56,000)	(65,000)

2,031,862	1,414,301	20,778,570	14,948,982	395,321	367,521
1,153,696	347,605	—	—	19,824	107,106

959,740	415,039	7,402,366	2,846,419	6,543	7,307
43,245	28,025	—	—	2,288	3,159

(1,248,134)	(6,795,861)	(16,683,811)	(12,132,066)	(360,166)	(129,545)
(1,130,039)	(528,076)	—	—	(32,914)	(125,858)

1,810,370	(5,118,967)	11,497,125	5,663,335	30,896	229,690

7,442,763	3,187,055	26,142,149	51,339,918	1,716,009	2,152,810

51,114,535	47,927,480	214,112,417	162,772,499	11,324,968	9,172,158

$58,557,298	$51,114,535	$240,254,566	$214,112,417	$13,040,977	$11,324,968

71,432	57,586	280,685	224,634	17,353	18,428
40,891	14,146	—	—	889	5,665

33,967	18,001	93,796	45,579	288	398
1,524	1,239	—	—	102	174

(44,747)	(285,520)	(224,276)	(189,311)	(16,455)	(7,174)
(40,910)	(21,952)	—	—	(1,503)	(6,570)

62,157	(216,500)	150,205	80,902	674	10,921

JUNE 30, 2025	31

STATEMENTS OF CHANGES IN NET ASSETS

			Sit Small Cap
	Sit Mid Cap Growth Fund		Dividend Growth Fund
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024

Operations:
Net investment income (loss)	($810,158)	($493,104)	$310,207	$252,890
Net realized gain (loss) on investments and foreign currency transactions	2,887,794	9,240,872	810,154	17,528
Net change in unrealized appreciation (depreciation) of investments and foreign currency transactions	20,729,872	18,869,686	1,663,821	3,108,789

Net increase (decrease) in net assets resulting from operations	22,807,508	27,617,454	2,784,182	3,379,207

Distributions from:
Net investment income and net realized gains
Common shares (Class I)	(8,003,648)	(903,590)	(430,563)	(202,009)
Common shares (Class S)	—	—	(94,633)	(44,992)

Total distributions	(8,003,648)	(903,590)	(525,196)	(247,001)

Capital share transactions:
Proceeds from shares sold
Common Shares (Class I)	1,964,348	1,265,545	8,170,094	5,661,159
Common Shares (Class S)	—	—	1,143,703	265,961
Reinvested distributions
Common Shares (Class I)	5,656,062	691,910	343,899	174,233
Common Shares (Class S)	—	—	30,816	27,519
Payments for shares redeemed
Common Shares (Class I)	(14,056,180)	(10,707,589)	(1,998,579)	(1,971,501)
Common Shares (Class S)	—	—	(402,099)	(382,921)

Increase (decrease) in net assets from capital transactions	(6,435,770)	(8,750,134)	7,287,834	3,774,450

Total increase (decrease) in net assets	8,368,090	17,963,730	9,546,820	6,906,656

Net assets:
Beginning of year	203,184,209	185,220,479	28,379,611	21,472,955

End of year	$211,552,299	$203,184,209	$37,926,431	$28,379,611

Capital transactions in shares:
Sold
Common Shares (Class I)	81,891	59,052	468,455	379,490
Common Shares (Class S)	—	—	65,303	17,413
Reinvested distributions
Common Shares (Class I)	225,251	32,607	20,184	11,899
Common Shares (Class S)	—	—	1,790	1,932
Redeemed
Common Shares (Class I)	(601,751)	(508,237)	(118,562)	(131,663)
Common Shares (Class S)	—	—	(24,109)	(25,272)

Net increase (decrease)	(294,609)	(416,578)	413,061	253,799

See accompanying notes to financial statements.

32	FINANCIAL STATEMENTS AND OTHER INFORMATION

Sit Small Cap Growth Fund		Sit International Growth Fund		Sit Developing Markets Growth Fund
Year	Year	Year	Year	Year	Year
Ended	Ended	Ended	Ended	Ended	Ended
June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024

($684,672)	($509,574)	$445,873	$374,138	$107,352	$111,713
3,639,225	5,657,283	(4,827)	505,843	(115,896)	248,438

1,943,833	7,209,352	4,284,652	1,353,908	1,642,739	346,331

4,898,386	12,357,061	4,725,698	2,233,889	1,634,195	706,482

(5,328,139)	(3,306,617)	(960,828)	(557,510)	(369,493)	(193,142)
—	—	—	—	—	—

(5,328,139)	(3,306,617)	(960,828)	(557,510)	(369,493)	(193,142)

5,599,201	2,106,745	748,984	411,212	1,139,825	496,756
—	—	—	—	—	—

3,716,725	2,854,962	643,844	417,004	291,124	174,028
—	—	—	—	—	—

(7,135,209)	(11,548,021)	(1,060,629)	(1,280,490)	(1,796,521)	(2,216,354)
—	—	—	—	—	—

2,180,717	(6,586,314)	332,199	(452,274)	(365,572)	(1,545,570)

1,750,964	2,464,130	4,097,069	1,224,105	899,130	(1,032,230)

112,288,281	109,824,151	27,847,665	26,623,560	9,065,621	10,097,851

$114,039,245	$112,288,281	$31,944,734	$27,847,665	$9,964,751	$9,065,621

80,984	34,544	32,487	19,461	62,307	31,282
—	—	—	—	—	—

54,306	48,055	28,705	20,068	16,383	11,374
—	—	—	—	—	—

(110,201)	(185,978)	(46,937)	(62,175)	(103,318)	(140,338)
—	—	—	—	—	—

25,089	(103,379)	14,255	(22,646)	(24,628)	(97,682)

JUNE 30, 2025	33

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Balanced Fund

	Year Ended June 30,

	2025	2024	2023	2022	2021

Net Asset Value:
Beginning of period	$34.23	$28.76	$26.86	$32.85	$26.37

Operations:
Net investment income [1]	0.53	0.49	0.38	0.23	0.22
Net realized and unrealized gains (losses)	3.05	5.42	2.84	(4.86)	6.71

Total from operations	3.58	5.91	3.22	(4.63)	6.93
Distributions to Shareholders:
From net investment income	(0.53)	(0.44)	(0.36)	(0.22)	(0.20)
From net realized gains	(0.35)	—	(0.96)	(1.14)	(0.25)

Total distributions	(0.88)	(0.44)	(1.32)	(1.36)	(0.45)

Net Asset Value
End of period	$36.93	$34.23	$28.76	$26.86	$32.85

Total investment return [2]	10.58%	20.81%	12.53%	(14.87%)	26.48%

Net assets at end of period (000’s omitted)	$68,590	$64,335	$49,452	$48,126	$66,243

Ratios: [3]
Expenses (without waiver)	1.00%[4]	1.00%[4]	1.00%[4]	1.00%[4]	1.00%
Expenses (with waiver)	0.80%[4]	0.80%[4]	0.80%[4]	0.91%[4]	—
Net investment income (without waiver)	1.32%	1.38%	1.22%	0.62%	0.74%
Net investment income (with waiver)	1.52%	1.58%	1.42%	0.71%	—

Portfolio turnover rate (excluding short-term securities)	35.11%	33.30%	39.71%	39.92%	38.30%

[1]	The net investment income per share is based on average shares outstanding for the period.
[2]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[3]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[4]	Total Fund expenses are limited to 1.00% of average daily net assets. However, during the period above, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund.

34	FINANCIAL STATEMENTS AND OTHER INFORMATION

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Dividend Growth Fund

Class I	Year Ended June 30,
	2025	2024	2023	2022	2021

Net Asset Value:
Beginning of period	$16.59	$14.64	$14.29	$17.37	$13.48

Operations:
Net investment income [1]	0.19	0.19	0.21	0.24	0.21
Net realized and unrealized gains (losses)	1.87	2.45	1.78	(1.19)	4.75

Total from operations	2.06	2.64	1.99	(0.95)	4.96
Redemption fee	—	— [2]	— [2]	— [2]	— [2]
Distributions to Shareholders:
From net investment income	(0.19)	(0.21)	(0.20)	(0.24)	(0.21)
From net realized gains	(1.76)	(0.48)	(1.44)	(1.89)	(0.86)

Total distributions	(1.95)	(0.69)	(1.64)	(2.13)	(1.07)

Net Asset Value
End of period	$16.70	$16.59	$14.64	$14.29	$17.37

Total investment return [3]	13.00%	18.70%	14.76%	(7.27%)	38.13%

Net assets at end of period (000’s omitted)	$230,078	$222,185	$209,856	$191,010	$207,378

Ratios: [4]
Expenses (without waiver) [5]	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses (with waiver) [5]	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income (without waiver)	0.85%	0.99%	1.15%	1.11%	1.08%
Net investment income (with waiver)	1.15%	1.29%	1.45%	1.41%	1.38%

Portfolio turnover rate (excluding short-term securities)	48.72%	41.64%	51.49%	58.96%	42.93%

[1]	The net investment income per share is based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[4]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[5]	Total Fund expenses are limited to 1.00% of average daily net assets. However, during the period above, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund.

JUNE 30, 2025	35

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Dividend Growth Fund

Class S	Year Ended June 30,
	2025	2024	2023	2022	2021

Net Asset Value:
Beginning of period	$16.47	$14.54	$14.20	$17.27	$13.40

Operations:
Net investment income [1]	0.15	0.16	0.17	0.19	0.17
Net realized and unrealized gains (losses)	1.86	2.42	1.77	(1.17)	4.73

Total from operations	2.01	2.58	1.94	(0.98)	4.90
Redemption fee	— [2]	— [2]	— [2]	—	— [2]
Distributions to Shareholders:
From net investment income	(0.15)	(0.17)	(0.16)	(0.20)	(0.17)
From net realized gains	(1.76)	(0.48)	(1.44)	(1.89)	(0.86)

Total distributions	(1.91)	(0.65)	(1.60)	(2.09)	(1.03)

Net Asset Value
End of period	$16.57	$16.47	$14.54	$14.20	$17.27

Total investment return [3]	12.67%	18.40%	14.47%	(7.50%)	37.87%

Net assets at end of period (000’s omitted)	$16,521	$21,092	$21,299	$21,915	$31,295

Ratios: [4]
Expenses (without waiver) [5]	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses (with waiver) [5]	0.95%	0.95%	0.95%	0.95%	0.95%
Net investment income (without waiver)	0.59%	0.74%	0.90%	0.85%	0.83%
Net investment income (with waiver)	0.89%	1.04%	1.20%	1.15%	1.13%

Portfolio turnover rate (excluding short-term securities)	48.72%	41.64%	51.49%	58.96%	42.93%

[1]	The net investment income per share is based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[4]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[5]	Total Fund expenses are limited to 1.25% of average daily net assets. However, during the period above, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund.

36	FINANCIAL STATEMENTS AND OTHER INFORMATION

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Global Dividend Growth Fund

Class I	Year Ended June 30,
	2025	2024	2023	2022	2021

Net Asset Value:
Beginning of period	$27.04	$22.75	$19.77	$22.47	$16.87

Operations:
Net investment income [1]	0.26	0.23	0.24	0.21	0.20
Net realized and unrealized gains (losses)	3.38	4.30	2.98	(2.73)	5.59

Total from operations	3.64	4.53	3.22	(2.52)	5.79
Redemption fee	—	— [2]	—	—	—
Distributions to Shareholders:
From net investment income	(0.25)	(0.24)	(0.24)	(0.18)	(0.19)
From net realized gains	(0.44)	—	—	—	—

Total distributions	(0.69)	(0.24)	(0.24)	(0.18)	(0.19)
Net Asset Value
End of period	$29.99	$27.04	$22.75	$19.77	$22.47

Total investment return [3]	13.60%	20.10%	16.46%	(11.31%)	34.61%

Net assets at end of period (000’s omitted)	$53,391	$46,497	$43,893	$37,057	$41,461

Ratios: [4]
Expenses (without waiver) [5]	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses (with waiver) [5]	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (without waiver)	0.68%	0.72%	0.91%	0.66%	0.77%
Net investment income (with waiver)	0.93%	0.97%	1.16%	0.91%	1.02%

Portfolio turnover rate (excluding short-term securities)	3.52%	3.42%	6.09%	4.64%	11.55%

[1]	The net investment income per share is based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[4]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[5]	Total Fund expenses are limited to 1.25% of average daily net assets. However, during the period above, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund.

JUNE 30, 2025	37

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Global Dividend Growth Fund

Class S	Year Ended June 30,
	2025	2024	2023	2022	2021

Net Asset Value:
Beginning of period	$27.00	$22.71	$19.74	$22.45	$16.85

Operations:
Net investment income [1]	0.19	0.17	0.19	0.15	0.15
Net realized and unrealized gains (losses)	3.37	4.30	2.96	(2.73)	5.60

Total from operations	3.56	4.47	3.15	(2.58)	5.75
Redemption fee	—	— [2]	—	—	— [2]
Distributions to Shareholders:
From net investment income	(0.18)	(0.18)	(0.18)	(0.13)	(0.15)
From net realized gains	(0.44)	—	—	—	—

Total distributions	(0.62)	(0.18)	(0.18)	(0.13)	(0.15)
Net Asset Value
End of period	$29.94	$27.00	$22.71	$19.74	$22.45

Total investment return [3]	13.30%	19.85%	16.13%	(11.58%)	34.32%

Net assets at end of period (000’s omitted)	$5,167	$4,618	$4,034	$3,391	$4,093

Ratios: [4]
Expenses (without waiver) [5]	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses (with waiver) [5]	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment income (without waiver)	0.44%	0.47%	0.66%	0.39%	0.52%
Net investment income (with waiver)	0.69%	0.72%	0.91%	0.64%	0.77%

Portfolio turnover rate (excluding short-term securities)	3.52%	3.42%	6.09%	4.64%	11.55%

[1]	The net investment income per share is based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[4]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[5]	Total Fund expenses are limited to 1.50% of average daily net assets. However, during the period above, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund.

38	FINANCIAL STATEMENTS AND OTHER INFORMATION

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Large Cap Growth Fund

	Year Ended June 30,
	2025	2024	2023	2022	2021

Net Asset Value:
Beginning of period	$74.48	$58.26	$48.29	$63.04	$47.07

Operations:
Net investment income (loss) [1]	(0.07)	(0.03)	0.05	(0.09)	(0.06)
Net realized and unrealized gains (losses)	8.09	17.41	11.70	(10.74)	18.95

Total from operations	8.02	17.38	11.75	(10.83)	18.89
Redemption fee	— [2]	— [2]	— [2]	—	— [2]
Distributions to Shareholders:
From net investment income	—	(0.04)	—	—	(0.02)
From net realized gains	(3.08)	(1.12)	(1.78)	(3.92)	(2.90)

Total distributions	(3.08)	(1.16)	(1.78)	(3.92)	(2.92)

Net Asset Value
End of period	$79.42	$74.48	$58.26	$48.29	$63.04

Total investment return [3]	10.79%	30.22%	25.20%	(18.78%)	41.12%

Net assets at end of period (000’s omitted)	$240,255	$214,112	$162,772	$136,435	$177,096

Ratios: [4]
Expenses	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(0.10%)	(0.05%)	0.10%	(0.15%)	(0.11%)

Portfolio turnover rate (excluding short-term securities)	4.27%	11.11%	2.96%	10.83%	9.75%

[1]	The net investment income per share is based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[4]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

JUNE 30, 2025	39

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit ESG Growth Fund

Class I	Year Ended June 30,
	2025	2024	2023	2022	2021

Net Asset Value:
Beginning of period	$21.18	$17.51	$14.87	$18.17	$13.85

Operations:
Net investment income [1]	0.13	0.14	0.14	0.10	0.12
Net realized and unrealized gains (losses)	3.18	3.67	2.99	(3.13)	4.30

Total from operations	3.31	3.81	3.13	(3.03)	4.42
Redemption fee	—	— [2]	—	—	— [2]
Distributions to Shareholders:
From net investment income	(0.13)	(0.14)	(0.10)	(0.08)	(0.10)
From net realized gains	—	—	(0.39)	(0.19)	—

Total distributions	(0.13)	(0.14)	(0.49)	(0.27)	(0.10)

Net Asset Value
End of period	$24.36	$21.18	$17.51	$14.87	$18.17

Total investment return [3]	15.68%	21.90%	21.57%	(16.97%)	31.97%

Net assets at end of period (000’s omitted)	$7,083	$6,133	$4,866	$3,740	$4,841

Ratios: [4]
Expenses (without waiver) [5]	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses (with waiver) [5]	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (without waiver)	0.35%	0.52%	0.65%	0.30%	0.48%
Net investment income (with waiver)	0.60%	0.77%	0.90%	0.55%	0.73%

Portfolio turnover rate (excluding short-term securities)	3.88%	3.31%	7.12%	9.23%	7.39%

[1]	The net investment income per share is based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[4]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[5]	Total Fund expenses are limited to 1.25% of average daily net assets. However, during the period above, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund.

40	FINANCIAL STATEMENTS AND OTHER INFORMATION

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit ESG Growth Fund

Class S	Year Ended June 30,
	2025	2024	2023	2022	2021

Net Asset Value:
Beginning of period	$20.96	$17.33	$14.74	$18.05	$13.78

Operations:
Net investment income [1]	0.08	0.10	0.10	0.05	0.08
Net realized and unrealized gains (losses)	3.15	3.63	2.96	(3.11)	4.27

Total from operations	3.23	3.73	3.06	(3.06)	4.35
Redemption fee	—	— [2]	—	—	—
Distributions to Shareholders:
From net investment income	(0.08)	(0.10)	(0.08)	(0.06)	(0.08)
From net realized gains	—	—	(0.39)	(0.19)	—

Total distributions	(0.08)	(0.10)	(0.47)	(0.25)	(0.08)

Net Asset Value
End of period	$24.11	$20.96	$17.33	$14.74	$18.05

Total investment return [3]	15.43%	21.62%	21.27%	(17.24%)	31.61%

Net assets at end of period (000’s omitted)	$5,958	$5,192	$4,306	$3,577	$4,279

Ratios: [4]
Expenses (without waiver) [5]	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses (with waiver) [5]	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment income (without waiver)	0.10%	0.27%	0.40%	0.05%	0.23%
Net investment income (with waiver)	0.35%	0.52%	0.65%	0.30%	0.48%

Portfolio turnover rate (excluding short-term securities)	3.88%	3.31%	7.12%	9.23%	7.39%

[1]	The net investment income per share is based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[4]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[5]	Total Fund expenses are limited to 1.50% of average daily net assets. However, during the period above, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund.

JUNE 30, 2025	41

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Mid Cap Growth Fund

	Year Ended June 30,
	2025	2024	2023	2022	2021

Net Asset Value:
Beginning of period	$23.06	$20.07	$16.96	$25.41	$19.05

Operations:
Net investment loss [1]	(0.09)	(0.05)	(0.01)	(0.12)	(0.10)
Net realized and unrealized gains (losses)	2.80	3.14	3.67	(5.37)	7.44

Total from operations	2.71	3.09	3.66	(5.49)	7.34
Redemption fee	—	— [2]	— [2]	— [2]	— [2]
Distributions to Shareholders:
From net realized gains	(0.93)	(0.10)	(0.55)	(2.96)	(0.98)

Net Asset Value
End of period	$24.84	$23.06	$20.07	$16.96	$25.41

Total investment return [3]	11.72%	15.39%	22.00%	(24.70%)	38.99%

Net assets at end of period (000’s omitted)	$211,552	$203,184	$185,220	$164,430	$228,171

Ratios: [4]
Expenses	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment loss	(0.39%)	(0.26%)	(0.03%)	(0.52%)	(0.46%)

Portfolio turnover rate (excluding short-term securities)	6.67%	8.64%	7.00%	13.16%	19.54%

[1]	The net investment income per share is based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[4]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

42	FINANCIAL STATEMENTS AND OTHER INFORMATION

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Small Cap Dividend Growth Fund

Class I	Year Ended June 30,
	2025	2024	2023	2022	2021

Net Asset Value:
Beginning of period	$16.18	$14.31	$12.85	$16.73	$11.39

Operations:
Net investment income [1]	0.17	0.17	0.19	0.14	0.13
Net realized and unrealized gains (losses)	1.45	1.87	1.83	(2.61)	5.32

Total from operations	1.62	2.04	2.02	(2.47)	5.45
Redemption fee	—	— [2]	—	— [2]	—
Distributions to Shareholders:
From net investment income	(0.16)	(0.17)	(0.19)	(0.14)	(0.11)
From net realized gains	(0.14)	—	(0.37)	(1.27)	—

Total distributions	(0.30)	(0.17)	(0.56)	(1.41)	(0.11)

Net Asset Value
End of period	$17.50	$16.18	$14.31	$12.85	$16.73

Total investment return [3]	10.02%	14.35%	16.20%	(16.30%)	48.13%

Net assets at end of period (000’s omitted)	$31,208	$22,864	$16,508	$14,209	$17,114

Ratios: [4]
Expenses (without waiver) [5]	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses (with waiver) [5]	0.88%	0.90%	0.90%	0.95%	1.00%
Net investment income (without waiver)	0.63%	0.76%	1.06%	0.59%	0.67%
Net investment income (with waiver)	1.00%	1.11%	1.41%	0.89%	0.92%

Portfolio turnover rate (excluding short-term securities)	11.54%	12.81%	15.05%	18.47%	27.91%

[1]	The net investment income per share is based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[4]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[5]	Total Fund expenses are limited to 1.25% of average daily net assets. However, during the period above, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund.

JUNE 30, 2025	43

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Small Cap Dividend Growth Fund

Class S	Year Ended June 30,
	2025	2024	2023	2022	2021

Net Asset Value:
Beginning of period	$16.16	$14.30	$12.84	$16.72	$11.38

Operations:
Net investment income [1]	0.12	0.12	0.16	0.11	0.10
Net realized and unrealized gains (losses)	1.45	1.87	1.83	(2.62)	5.32

Total from operations	1.57	1.99	1.99	(2.51)	5.42
Redemption fee	— [2]	— [2]	—	— [2]	—
Distributions to Shareholders:
From net investment income	(0.11)	(0.13)	(0.16)	(0.10)	(0.08)
From net realized gains	(0.14)	—	(0.37)	(1.27)	—

Total distributions	(0.25)	(0.13)	(0.53)	(1.37)	(0.08)

Net Asset Value
End of period	$17.48	$16.16	$14.30	$12.84	$16.72

Total investment return [3]	9.75%	14.02%	15.91%	(16.48%)	47.73%

Net assets at end of period (000’s omitted)	$6,718	$5,516	$4,965	$4,323	$5,187

Ratios: [4]
Expenses (without waiver) [5]	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses (with waiver) [5]	1.13%	1.15%	1.15%	1.20%	1.25%
Net investment income (without waiver)	0.35%	0.48%	0.81%	0.42%	0.42%
Net investment income (with waiver)	0.72%	0.83%	1.16%	0.72%	0.67%

Portfolio turnover rate (excluding short-term securities)	11.54%	12.81%	15.05%	18.47%	27.91%

[1]	The net investment income per share is based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[4]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[5]	Total Fund expenses are limited to 1.50% of average daily net assets. However, during the period above, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund.

44	FINANCIAL STATEMENTS AND OTHER INFORMATION

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Small Cap Growth Fund

	Year Ended June 30,
	2025	2024	2023	2022	2021

Net Asset Value:
Beginning of period	$65.35	$60.29	$52.41	$82.14	$56.81

Operations:
Net investment loss [1]	(0.39)	(0.29)	(0.13)	(0.48)	(0.44)
Net realized and unrealized gains (losses)	3.53	7.24	8.93	(17.68)	28.28

Total from operations	3.14	6.95	8.80	(18.16)	27.84
Redemption fee	—	— [2]	— [2]	— [2]	— [2]
Distributions to Shareholders:
From net realized gains	(3.07)	(1.89)	(0.92)	(11.57)	(2.51)

Net Asset Value
End of period	$65.42	$65.35	$60.29	$52.41	$82.14

Total investment return [3]	4.60%	11.84%	17.01%	(25.57%)	49.65%

Net assets at end of period (000’s omitted)	$114,039	$112,288	$109,824	$98,444	$145,859

Ratios: [4]
Expenses	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment loss	(0.59%)	(0.47%)	(0.24%)	(0.67%)	(0.62%)

Portfolio turnover rate (excluding short-term securities)	11.22%	12.03%	13.76%	15.64%	30.54%

[1]	The net investment income per share is based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[4]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

JUNE 30, 2025	45

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit International Growth Fund

	Year Ended June 30,
	2025	2024	2023	2022	2021

Net Asset Value:
Beginning of period	$21.95	$20.62	$17.78	$23.27	$17.38

Operations:
Net investment income [1]	0.35	0.29	0.28	0.20	0.05
Net realized and unrealized gains (losses)	3.37	1.48	2.92	(5.63)	5.89

Total from operations	3.72	1.77	3.20	(5.43)	5.94
Redemption fee	—	— [2]	—	—	—
Distributions to Shareholders:
From net investment income	(0.35)	(0.29)	(0.27)	(0.06)	(0.05)
From net realized gains	(0.42)	(0.15)	(0.09)	—	—

Total distributions	(0.77)	(0.44)	(0.36)	(0.06)	(0.05)

Net Asset Value
End of period	$24.90	$21.95	$20.62	$17.78	$23.27

Total investment return [3]	17.31%	8.70%	18.27%	(23.41%)	34.18%

Net assets at end of period (000’s omitted)	$31,945	$27,848	$26,624	$22,454	$31,345

Ratios: [4]
Expenses (without waiver)	1.50%[5]	1.50%[5]	1.50%[5]	1.50%[5]	1.50%
Expenses (with waiver)	0.85%[5]	0.85%[5]	0.85%[5]	1.20%[5]	—
Net investment income (without waiver)	0.89%	0.76%	0.87%	0.59%	0.26%
Net investment income (with waiver)	1.54%	1.41%	1.52%	0.88%	—

Portfolio turnover rate (excluding short-term securities)	6.53%	8.35%	7.65%	7.76%	12.61%

[1]	The net investment income per share is based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[4]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[5]	Total Fund expenses are limited to 1.50% of average daily net assets. However, during the period above, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund.

46	FINANCIAL STATEMENTS AND OTHER INFORMATION

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Developing Markets Growth Fund

	Year Ended June 30,
	2025	2024	2023	2022	2021

Net Asset Value:
Beginning of period	$17.07	$16.06	$15.46	$21.40	$16.28

Operations:
Net investment income [1]	0.21	0.19	0.23	0.21	0.01
Net realized and unrealized gains (losses)	3.10	1.14	0.74	(5.76)	5.17

Total from operations	3.31	1.33	0.97	(5.55)	5.18
Redemption fee	— [2]	—	— [2]	—	—
Distributions to Shareholders:
From net investment income	(0.19)	(0.24)	(0.29)	(0.02)	(0.02)
From net realized gains	(0.52)	(0.08)	(0.08)	(0.37)	(0.04)

Total distributions	(0.71)	(0.32)	(0.37)	(0.39)	(0.06)

Net Asset Value
End of period	$19.67	$17.07	$16.06	$15.46	$21.40

Total investment return [3]	19.85%	8.52%	6.42%	(26.19%)	31.79%

Net assets at end of period (000’s omitted)	$9,965	$9,066	$10,098	$9,400	$13,883

Ratios: [4]
Expenses (without waiver) [5]	2.00%	2.00%	2.00%	2.00%	2.00%
Expenses (with waiver) [5]	0.95%	0.95%	0.95%	1.20%	1.40%
Net investment income (without waiver)	0.12%	0.15%	0.42%	0.35%	(0.55%)
Net investment income (with waiver)	1.17%	1.20%	1.47%	1.15%	0.05%

Portfolio turnover rate (excluding short-term securities)	2.54%	2.11%	0.76%	2.49%	7.52%

[1]	The net investment income per share is based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[4]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[5]	Total Fund expenses are limited to 2.00% of average daily net assets. However, during the period above, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund.

JUNE 30, 2025	47

NOTES TO FINANCIAL STATEMENTS

June 30, 2025

(1)	Organization

The Sit Mutual Funds covered by this report are Sit Balanced Fund, Sit Dividend Growth Fund, Sit Global Dividend Growth Fund, Sit Large Cap Growth Fund, Sit ESG Growth Fund, Sit Mid Cap Growth Fund, Sit Small Cap Dividend Growth Fund, Sit Small Cap Growth Fund, Sit International Growth Fund, and Sit Developing Markets Growth Fund (each a “Fund” and collectively, the “Funds”). The Funds are no-load funds, and are registered under the Investment Company Act of 1940 (as amended) as diversified, open-end management investment companies, or series thereof. The Sit Balanced Fund, Sit Dividend Growth Fund, Sit Global Dividend Growth Fund, Sit ESG Growth Fund, Sit Small Cap Dividend Growth Fund, Sit Small Cap Growth Fund, Sit International Growth Fund, and Sit Developing Markets Growth Fund are series funds of Sit Mutual Funds, Inc. Each Fund has 10 billion authorized shares of capital stock with a par value of $0.001. This report covers the equity Funds of the Sit Mutual Funds.

The investment objective for each Fund is as follows:

Fund	Investment Objective
Balanced Fund	Seeks long-term growth consistent with the preservation of principal and seeks to provide regular income.
Dividend Growth Fund	Seeks to provide current income that exceeds the dividend yield of the S&P 500® Index and that grows over a period of years. Secondarily, seeks long-term capital appreciation.
Global Dividend Growth Fund	Seeks to provide current income that exceeds the dividend yield of the MSCI World Index and that grows over a period of years. Secondarily, seeks long-term capital appreciation.
Large Cap Growth Fund	Seeks to maximize long-term capital appreciation.
ESG Growth Fund	Seeks to maximize long-term capital appreciation.
Mid Cap Growth Fund	Seeks to maximize long-term capital appreciation.
Small Cap Dividend Growth Fund	Seeks to provide current income that exceeds the yield of the Russell 2000® Index and that grows over a period of years. Secondarily, seeks long-term capital appreciation.
Small Cap Growth Fund	Seeks to maximize long-term capital appreciation.
International Growth Fund	Seeks long-term growth.
Developing Markets Growth Fund	Seeks to maximize long-term capital appreciation.

The Dividend Growth, Global Dividend Growth, ESG Growth and Small Cap Dividend Growth Funds offer Class I and Class S shares. Both classes of shares have identical voting, dividend, and liquidation rights. The distribution fee differs among classes, the Class S shares have a 0.25% distribution fee, whereas Class I has no distribution fee. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

(2)	Significant Accounting Policies

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Investments in Securities

Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Equity securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available, at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing services. Consistent with the Funds’ valuation policies and procedures, debt securities maturing in more than 60 days are priced by an independent pricing service. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality, and

48	FINANCIAL STATEMENTS AND OTHER INFORMATION

prepayment speeds as applicable. When market quotations are not readily available, or when Sit Investment Associates, Inc. (the “Adviser” or “SIA”) becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, securities are valued at fair value as determined in good faith using procedures established by the Funds’ Board of Directors. The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Debt securities of sufficient credit quality maturing in less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value.

Security transactions are accounted for on the date the securities are purchased or sold. Securities gains and losses are calculated on the identified-cost basis. Dividend income is recorded on the ex-dividend date or upon the receipt of ex-dividend notification in the case of certain foreign securities. Interest income is recorded on an accrual basis, including level-yield amortization of long-term bond premium and discount using the effective yield method.

Fair Value Measurements

The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

• Level 1 – quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

• Level 2 – debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, and municipal securities the pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For asset-backed securities and mortgage-backed securities, the pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For foreign equities, the pricing services adjust closing prices by applying a systematic process for events occurring after the close of the foreign exchange by utilizing such inputs as Depositary Receipts, quoted prices for similar securities, exchange rates, and certain indexes. All of these inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

• Level 3 – significant unobservable inputs, including the Adviser’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the levels for the Funds’ investments as of June 30, 2025 is included with the Funds’ schedules of investments.

Foreign Currency Translations and Forward Foreign Currency Contracts

The fair value of securities and other assets and liabilities denominated in foreign currencies for Global Dividend Growth, ESG Growth, International Growth and Developing Markets Growth Funds are translated daily into U.S. dollars at the closing rate of exchange (approximately 4:00 p.m. Eastern Time). Purchases and sales of securities, income and expenses are translated at the exchange rate on the transaction date. Dividend and interest income includes currency exchange gains (losses) realized between the accrual and payment dates on such income. Exchange gains (losses) may also be realized between the trade and settlement dates on security and forward contract transactions. For securities denominated in foreign currencies, the effect of changes in foreign exchange rates on realized and unrealized gains or losses is reflected as a component of such gains or losses.

The Global Dividend Growth, ESG Growth, International Growth and Developing Markets Growth Funds may enter into forward foreign currency exchange contracts generally for operational purposes, but the Adviser may occasionally utilize contracts to protect against adverse exchange rate fluctuation. Any gains (losses) generated by these contracts are disclosed separately on the statements of operations.

JUNE 30, 2025	49

NOTES TO FINANCIAL STATEMENTS

June 30, 2025 (Continued)

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Funds and the resulting unrealized appreciation or depreciation is determined using foreign currency exchange rates from an independent pricing service. The Funds are subject to the credit risk that the other party will not complete the obligations of the contract.

Federal Taxes

The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no income tax provision is required. In order to avoid the payment of any federal excise taxes, the Funds will distribute substantially all of their net investment income and net realized gains on a calendar year basis. Also, the Funds may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain for income tax purposes.

Management has analyzed the Funds’ tax positions taken in federal tax returns for all open tax years and has concluded that as of June 30, 2025, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state of Minnesota income and federal excise tax returns remain subject to examination by the Internal Revenue Service and state departments of revenue until such time as the applicable statute of limitations for audit has expired. For example, U.S. tax returns are generally subject to audit for three years from the date they are filed.

At June 30, 2025, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes were as follows:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Cost of Securities on a Tax Basis
Balanced Fund	$27,960,591	($819,317)	$27,141,274	$40,756,181
Dividend Growth Fund	72,419,725	(2,568,847)	69,850,878	176,104,351
Global Dividend Growth Fund	33,956,889	(482,424)	33,474,465	24,744,310
Large Cap Growth Fund	163,363,990	(2,187,333)	161,176,657	76,773,075
ESG Growth Fund	7,246,663	(275,329)	6,971,334	5,994,302
Mid Cap Growth Fund	132,273,675	(1,459,331)	130,814,344	80,175,503
Small Cap Dividend Growth Fund	11,819,650	(1,706,821)	10,112,829	27,974,965
Small Cap Growth Fund	54,836,909	(1,070,817)	53,766,092	59,452,461
International Growth Fund	14,690,923	(1,132,432)	13,558,491	18,151,472
Developing Markets Growth Fund	4,796,040	(597,385)	4,198,655	5,632,396

Net investment income and net realized gains differ for financial statement and tax purposes because of corporate actions on shares held and/or losses deferred due to “wash sale” transactions. A “wash sale” occurs when a Fund sells a security that it has acquired within a period beginning thirty days before and ending thirty days after the date of sale (a sixty one day period). The character of distributions made during the year from net investment income or net realized gains may also differ from its ultimate characterization for tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds. The tax character of distributions paid during the fiscal years ended June 30, 2025 and 2024 was as follows:

50	FINANCIAL STATEMENTS AND OTHER INFORMATION

Year Ended June 30, 2025:

	Ordinary Income	Long Term Capital Gain	Total
Balanced Fund	$1,072,378	$602,952	$1,675,330
Dividend Growth Fund (Class I)	3,383,821	21,575,579	24,959,400
Dividend Growth Fund (Class S)	257,693	2,028,015	2,285,708
Global Dividend Growth Fund (Class I)	424,227	744,973	1,169,200
Global Dividend Growth Fund (Class S)	30,777	81,745	112,522
Large Cap Growth Fund	—	8,975,525	8,975,525
ESG Growth Fund (Class I)	36,809	—	36,809
ESG Growth Fund (Class S)	19,191	—	19,191
Mid Cap Growth Fund	—	8,003,648	8,003,648
Small Cap Dividend Growth Fund (Class I)	284,098	146,465	430,563
Small Cap Dividend Growth Fund (Class S)	54,951	39,682	94,633
Small Cap Growth Fund	—	5,328,139	5,328,139
International Growth Fund	439,433	521,395	960,828
Developing Markets Growth Fund	100,374	269,119	369,493

Year Ended June 30, 2024:

	Ordinary Income	Long Term Capital Gain	Total
Balanced Fund	$785,004	—	$785,004
Dividend Growth Fund (Class I)	2,912,099	$6,449,526	9,361,625
Dividend Growth Fund (Class S)	243,916	667,384	911,300
Global Dividend Growth Fund (Class I)	447,677	—	447,677
Global Dividend Growth Fund (Class S)	32,328	—	32,328
Large Cap Growth Fund	122,457	3,071,012	3,193,469
ESG Growth Fund (Class I)	39,839	—	39,839
ESG Growth Fund (Class S)	25,161	—	25,161
Mid Cap Growth Fund	—	903,590	903,590
Small Cap Dividend Growth Fund (Class I)	202,009	—	202,009
Small Cap Dividend Growth Fund (Class S)	44,992	—	44,992
Small Cap Growth Fund	—	3,306,617	3,306,617
International Growth Fund	371,001	186,509	557,510
Developing Markets Growth Fund	143,001	50,141	193,142

As of June 30, 2025, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)
Balanced Fund	$281,992	$874,507	$27,141,274
Dividend Growth Fund	—	15,986,762	69,850,878
Global Dividend Growth Fund	230,662	433,889	33,474,465
Large Cap Growth Fund	—	5,470,030	161,176,657
ESG Growth Fund	46,634	64,775	6,971,334
Mid Cap Growth Fund	—	2,741,043	130,814,344
Small Cap Dividend Growth Fund	206,549	438,102	10,112,829
Small Cap Growth Fund	—	2,281,312	53,766,092
International Growth Fund	291,259	—	13,558,491
Developing Markets Growth Fund	63,794	—	4,198,655

JUNE 30, 2025	51

NOTES TO FINANCIAL STATEMENTS

June 30, 2025 (Continued)

On the statements of assets and liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were made to the following capital accounts:

	Distributable Earnings	Additional Paid-in Capital
Large Cap Growth Fund	$184,801	($184,801)
Mid Cap Growth Fund	665,697	(665,697)
Small Cap Growth Fund	969,050	(969,050)

Net capital loss carryovers and late year losses, if any, as of June 30, 2025, are available to offset future realized capital gains and thereby reduce future capital gains distributions. The Funds’ are permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward retain their character as either short-term or long-term capital losses. The net capital loss carryovers and the late year losses deferred as of June 30, 2025, were as follows:

	Unlimited Period of Net Capital Loss Carryover		Late Year Losses Deferred
	Short-Term	Long-Term	Ordinary	Capital
Balanced Fund	—	—	—	$135,402
Dividend Growth Fund	—	—	—	1,156,387
Large Cap Growth Fund	—	—	$75,098	164
Mid Cap Growth Fund	—	—	406,405	—
International Growth Fund	—	—	—	113,947
Developing Markets Growth Fund	—	$115,523	—	—

For the year ended June 30, 2025, the Funds’ utilized capital losses as follows:

Utilized
ESG Growth Fund	$80,654
Small Cap Dividend Growth Fund	23,016

Distributions

Distributions to shareholders are recorded as of the close of business on the record date. Such distributions are payable in cash or reinvested in additional shares of the Funds’ capital stock. Distributions from net investment income, if any, are declared and paid quarterly for the Balanced, Dividend Growth, Global Dividend Growth and Small Cap Dividend Growth Funds and declared and paid annually for Developing Markets Growth, Small Cap Growth, International Growth, Mid Cap Growth, Large Cap Growth and ESG Growth Funds. Distributions from net realized gains, if any, will be made annually for each of the Funds.

Concentration of Investments

The Developing Markets Growth Fund may concentrate investments in countries with limited or developing capital markets which may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund’s investments and the income it generates, as well as the Fund’s ability to repatriate such amounts.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results for the respective periods. Actual results could differ from those estimates.

52	FINANCIAL STATEMENTS AND OTHER INFORMATION

Guarantees and Indemnifications

Under each Fund’s organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to each Fund. In addition, certain of each Fund’s contracts with its service providers contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.

Cash Balance Credit Risk

The Funds may place portions of its uninvested cash with financial institutions in the United States, which are insured by the Federal Deposit Insurance Corporation (“FIDC”) up to $250,000 for each account holder. The Funds may be subject to credit risk to the extent amounts on deposit are in excess of the insured limits.

Segment Reporting

The Funds represent a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Chief Executive Officer of the Adviser (“CEO”) acts as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Funds. The CODM monitors the operating results as a whole, and the Funds’ long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements. Adoption of the new standard impacted the Funds’ financial statement note disclosures only and did not affect the Funds’ financial position or the results of its operations.

(3)	Investment Security Transactions

The cost of purchases and proceeds from sales and maturities of investment securities, other than short-term securities, for the year ended June 30, 2025, were as follows:

	Purchases		Proceeds

	U.S. Government	Other	U.S. Government	Other
Balanced Fund	$12,921,385	$9,805,987	$10,505,978	$13,199,598
Dividend Growth Fund	—	116,284,653	—	141,160,225
Global Dividend Growth Fund	—	1,845,854	—	2,704,179
Large Cap Growth Fund	—	9,275,536	—	9,378,099
ESG Growth Fund	—	442,973	—	793,313
Mid Cap Growth Fund	—	13,454,219	—	34,964,265
Small Cap Dividend Growth Fund	—	9,581,618	—	3,547,498
Small Cap Growth Fund	—	12,596,872	—	19,620,323
International Growth Fund	—	1,856,101	—	2,169,190
Developing Markets Growth Fund	—	229,605	—	905,821

(4)	Affiliated Fees and Transactions

Investment Adviser

The Funds each have entered into an investment management agreement with SIA, under which SIA manages the Funds’ assets and provides research, statistical and advisory services, and pays related office rental, executive expenses and executive salaries. The current fee for investment management and advisory services is based on the average daily net assets of the Funds at the annual rate of:

JUNE 30, 2025	53

NOTES TO FINANCIAL STATEMENTS

June 30, 2025 (Continued)

	Management Fees	Net of Adviser’s Voluntary Fee Waiver
Balanced Fund	1.00%	0.80%
Dividend Growth Fund Class I and Class S	1.00%	0.70%
Global Dividend Growth Fund Class I and Class S	1.25%	1.00%
Large Cap Growth Fund	1.00%	N/A
ESG Growth Fund Class I and Class S	1.25%	1.00%
Mid Cap Growth Fund	1.25%	N/A
Small Cap Dividend Growth Fund Class I and Class S1	1.25%	0.85%
Small Cap Growth Fund	1.50%	N/A
International Growth Fund	1.50%	0.85%
Developing Markets Growth Fund	2.00%	0.95%

[1]

Effective March 1, 2025, the Adviser has agreed to management fee waivers for the Sit Small Cap Dividend Growth Fund Class I and Class S shares equal to 0.40%. Prior to March 1, 2025, the fee waiver was equal to 0.35%.

SIA is obligated to pay all of the Funds’ expenses (excluding extraordinary expenses, stock transfer taxes, interest, brokerage commissions, 12b-1 fees and other transaction charges relating to investing activities).

In addition to the annual management fees, the Class S shares of the Dividend Growth, Global Dividend Growth, ESG Growth and Small Cap Dividend Growth Funds also have a 0.25% annual distribution (12b-1) fee, which is used to pay for distribution fees related to the sale and distribution of such shares.

The Adviser has agreed to voluntarily limit the management fee of the Balanced Fund to 0.80%, the Small Cap Dividend Growth Fund to 0.85% (prior to March 1, 2025, the limitation was 0.90%), the International Growth Fund to 0.85% and the Developing Markets Growth Fund to 0.95% for the period through June 30, 2025 of the Fund’s daily average net assets, respectively. The Adviser has agreed to limit the management fee of the Dividend Growth Fund to 0.70%, the Global Dividend Growth Fund to 1.00% and the ESG Growth Fund to 1.00% for the period through June 30, 2025 of the Fund’s daily average net assets, respectively.

Transactions with affiliates

The Adviser, affiliates of the Adviser, directors and officers of the Funds as a whole owned the following shares as of June 30, 2025:

	Shares	% Shares Outstanding
Balanced Fund	458,855	24.7
Dividend Growth Fund	1,873,424	12.7
Global Dividend Growth Fund	540,498	27.7
Large Cap Growth Fund	1,079,763	35.7
ESG Growth Fund	477,156	88.7
Mid Cap Growth Fund	4,266,689	50.1
Small Cap Dividend Growth Fund	1,097,102	50.6
Small Cap Growth Fund	1,097,218	62.9
International Growth Fund	755,870	58.9
Developing Markets Growth Fund	315,710	62.3

(5)	Credit Facility

The Funds, together with the 4 bond Sit Mutual Funds managed by SIA, are borrowers in a $20 million credit facility (Credit Facility) maturing November 28, 2025. The Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Under the terms of the Credit Facility, each Fund shall pay interest charged on any borrowings made by the Fund. During the year ended June 30, 2025, the Funds did not use the Credit Facility.

54	FINANCIAL STATEMENTS AND OTHER INFORMATION

(6)	Capital Share Activity

Short-Term Trading (Redemption) Fees

The Funds (except the Balanced Fund) charge a redemption fee equal to 2.00% of the proceeds on shares held for less than 30 calendar days. The fee is retained by the Fund for the benefit of its long-term shareholders and accounted for as an addition to paid in capital. For the year ended June 30, 2025, the Funds received the following redemption fees:

	Class I	Class S
Dividend Growth Fund	$—	$89
Large Cap Growth Fund	184	—
Small Cap Dividend Growth Fund	—	1
Developing Markets Growth Fund	488	—

JUNE 30, 2025	55

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors

Sit Mutual Funds, Inc.

Sit Large Cap Growth Fund

Sit Mid Cap Growth Fund:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the Sit Balanced Fund, Sit Dividend Growth Fund, Sit Global Dividend Growth Fund, Sit ESG Growth Fund, Sit Small Cap Dividend Growth Fund, Sit Small Cap Growth Fund, Sit International Growth Fund, Sit Developing Markets Growth Fund (each a series of Sit Mutual Funds, Inc.), Sit Large Cap Growth Fund, and Sit Mid Cap Growth Fund (collectively, the Funds), including the schedules of investments, as of June 30, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of June 30, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of June 30, 2025, by correspondence with custodians, transfer agents and brokers, or by other appropriate auditing procedures when replies were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/KPMG LLP

We have served as the auditor of one or more Sit Mutual Funds investment companies since 1982.

Columbus, Ohio

August 19, 2025

56	FINANCIAL STATEMENTS AND OTHER INFORMATION

FEDERAL TAX INFORMATION (Unaudited)

Sit Equity Funds

For corporate shareholders, the percentage of investment income (dividend income and short-term gains, if any), for each of the Funds that qualify for the Dividends Received Deductions for the period of July 1, 2024 to June 30, 2025 is as follows:

Fund	Percentage
Balanced Fund	31.2%
Dividend Growth Fund	100.0
Global Dividend Growth Fund	93.9
Large Cap Growth Fund	0.0
ESG Growth Fund	100.0
Mid Cap Growth Fund	0.0
Small Cap Dividend Growth Fund	92.3
Small Cap Growth Fund	0.0
International Growth Fund	7.6
Developing Markets Growth Fund	16.8

For the year ended June 30, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 20%, as provided by the American Taxpayer Relief Act of 2012. Of the distributions made by the following Funds, the corresponding percentages represent the amount of each distribution which may qualify for the lower dividend income tax rates.

Fund	Percentage
Balanced Fund	36.5%
Dividend Growth Fund	100.0
Global Dividend Growth Fund	100.0
Large Cap Growth Fund	0.0
ESG Growth Fund	100.0
Mid Cap Growth Fund	0.0
Small Cap Dividend Growth Fund	95.3
Small Cap Growth Fund	0.0
International Growth Fund	100.0
Developing Markets Growth Fund	100.0

The following Funds designated the listed amounts as long-term capital gain dividends during the year ended June 30, 2025. Distributable long-term gains are based on net realized long term gains determined on a tax basis and may differ from such amounts for financial reporting purposes.

Fund	Amount
Balanced Fund	$1,331,749
Dividend Growth Fund	26,055,615
Global Dividend Growth Fund	899,873
Large Cap Growth Fund	8,975,525
ESG Growth Fund	64,775
Mid Cap Growth Fund	8,003,648
Small Cap Dividend Growth Fund	624,249
Small Cap Growth Fund	5,328,139
International Growth Fund	521,395
Developing Markets Growth Fund	269,119

JUNE 30, 2025	57

ADDITIONAL INFORMATION (Unaudited)

PROXY VOTING

A description of the policies and procedures that the Adviser uses to vote proxies related to the Funds’ portfolio securities is set forth in the Funds’ Statement of Additional Information, which is available on the Funds’ website at www.sitfunds.com, without charge by calling 800-332-5580 and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. The Funds’ proxy voting record is available without charge by calling 800-332-5580 and on the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ending June.

QUARTERLY SCHEDULES OF INVESTMENTS

Each Fund files a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT is available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of investments, as filed on Form N-PORT, is also available on its website at www.sitfunds.com, or without charge by calling 800-332-5580.

58	FINANCIAL STATEMENTS AND OTHER INFORMATION

Financial Statements and Other Information
June 30, 2025

INVESTMENT ADVISER
Sit Investment Associates, Inc.
80 S. Eighth Street
Suite 3300
Minneapolis, MN 55402

CUSTODIAN
The Bank Of New York Mellon
111 Sanders Creek Parkway
Syracuse, NY 13057

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
Columbus, OH

GENERAL COUNSEL
Faegre Drinker Biddle & Reath LLP
Minneapolis, MN

SIT STOCK 6-2025

Financial Statements and Other Information June 30, 2025 INVESTMENT ADVISER INDEPENDENT REGISTERED PUBLIC Sit Investment Associates, Inc. ACCOUNTING FIRM 80 S. Eighth Street KPMG LLP Suite 3300 Columbus, OH Minneapolis, MN 55402 GENERAL COUNSEL CUSTODIAN Faegre Drinker Biddle & Reath LLP The Bank Of New York Mellon Minneapolis, MN 111 Sanders Creek Parkway Syracuse, NY 13057 TRANSFER AGENT AND DISBURSING AGENT Sit Mutual Funds Attention: 534459 500 Ross Street, 154-0520 Pittsburgh, PA 15262 Sit Mutual Funds 1-800-332-5580 www.sitfunds.com

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

None.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Fiscal year ended June 30, 2025

Name of Director	Aggregate Renumeration Paid by all 14 of the Sit Mutual Funds
Edward M. Giles	$50,000
Sidney L. Jones	$60,000
Bruce C. Lueck	$50,000
Donald W. Phillips	$50,000
Barry N. Winslow	$50,000

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract.

None. The Board of Directors did not approve the investment advisory contracts during the Registrant’s most recent fiscal half-year. Investment advisory contracts were approved by the Board of Directors in October 2024.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15: Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders.

Item 16: Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term in defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18: Recovery of Erroneously Awarded Compensation.

None.

Item 19: Exhibits.

(a) (1) None.

(a) (2) Not applicable.

(a) (3) A separate certification from the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (certification required by Section 302 of the Sarbanes-Oxley Act of 2002) are attached as an exhibit hereto.

(b) The certification required by Rule 30a-2(b) under the Investment Company Act of 1940 (certification required by Section 906 of the Sarbanes-Oxley Act of 2002) is attached as an exhibit hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Mutual Funds, Inc.

By (Signature and Title)	/s/ Paul E. Rasmussen
Paul E. Rasmussen
Vice President

Date August 27, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Paul E. Rasmussen
Paul E. Rasmussen
Vice President

Date August 27, 2025

By (Signature and Title)	/s/ Roger J. Sit
Roger J. Sit
Chairman and President

Date August 27, 2025